UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

LIVESTRONG® Income Portfolio

LIVESTRONG® 2015 Portfolio

LIVESTRONG® 2020 Portfolio

LIVESTRONG® 2025 Portfolio

LIVESTRONG® 2030 Portfolio

LIVESTRONG® 2035 Portfolio

LIVESTRONG® 2040 Portfolio

LIVESTRONG® 2045 Portfolio

LIVESTRONG® 2050 Portfolio

LIVESTRONG® 2055 Portfolio

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Portfolio Commentary	20
Portfolio Characteristics	24
Shareholder Fee Examples	26
Schedule of Investments	33
Statement of Assets and Liabilities	38
Statement of Operations	42
Statement of Changes in Net Assets	46
Notes to Financial Statements	51
Financial Highlights	77
Report of Independent Registered Public Accounting Firm	127
Management	128
Approval of Management Agreements	131
Additional Information	136

American Century Investment Services, Inc., has entered into an agreement with LIVESTRONG for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2011. Our report offers investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team.

This report remains one of our most important vehicles for conveying information about investment performance, as well as the market factors and strategies that affect fund returns. For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Reporting Period Perspective: “Risk Rally” Ended, Economic Growth Lost Momentum

Benefiting from optimism, risk appetites, expanding corporate earnings, and other investment conditions that may prove difficult to sustain, global stock and high-yield corporate bond markets produced above-average returns for the 12 months ended July 31, 2011. Meanwhile, high-quality bonds lagged. Conditions shifted significantly during the last three months of the fiscal year—not enough to fully change the “risk was rewarded” theme of the period, but certainly enough to suggest greater caution ahead.

Broad stock market indices generally gained 15–30% during the period as monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Most notably, the U.S. Federal Reserve launched its second round of quantitative easing (QE2), involving the purchase of U.S. government securities. This was designed to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks.

Anticipation of QE2 and its potential impact, along with robust corporate earnings growth, helped trigger a “risk rally” that extended from August 2010 through April 2011. But the rally ran out of steam in May and June of 2011 as QE2 ended, the European debt crisis returned to prominence, and other debt and global economic challenges emerged. Concerns about fiscal austerity measures in debt-ridden countries revived recession fears and deflated global equity market returns. We appreciate your continued trust in us during these uncertain times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

Performance

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
LIVESTRONG Income Portfolio
Investor Class	ARTOX	11.87%	4.98%	5.21%	8/31/04
Russell 3000 Index	—	20.94%	2.89%	5.11%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.44%	6.57%	5.35%	—
Institutional Class	ATTIX	12.20%	5.21%	5.43%	8/31/04
A Class(1) No sales charge* With sales charge*	ARTAX	11.60% 5.15%	4.72% 3.49%	4.95% 4.05%	8/31/04
C Class	ATTCX	10.87%	—	8.70%	3/1/10
R Class	ARSRX	11.33%	4.46%	4.68%	8/31/04

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2015 Portfolio
Investor Class	ARFIX	12.72%	5.01%	5.86%	8/31/04
Russell 3000 Index	—	20.94%	2.89%	5.11%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.44%	6.57%	5.35%	—
Institutional Class	ARNIX	12.92%	5.23%	6.08%	8/31/04
A Class(1) No sales charge* With sales charge*	ARFAX	12.44% 5.94%	4.77% 3.53%	5.61% 4.71%	8/31/04
C Class	AFNCX	11.62%	—	9.30%	3/1/10
R Class	ARFRX	12.18%	4.49%	5.34%	8/31/04

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
LIVESTRONG 2020 Portfolio
Investor Class	ARBVX	13.66%	2.81%	5/30/08
Russell 3000 Index	—	20.94%	0.26%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.44%	6.61%	—
Institutional Class	ARBSX	13.88%	3.01%	5/30/08
A Class(1) No sales charge* With sales charge*	ARBMX	13.51% 6.94%	2.57% 0.67%	5/30/08
C Class	ARNCX	12.68%	9.97%	3/1/10
R Class	ARBRX	13.13%	2.30%	5/30/08

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2025 Portfolio
Investor Class	ARWIX	14.60%	4.88%	6.24%	8/31/04
Russell 3000 Index	—	20.94%	2.89%	5.11%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.44%	6.57%	5.35%	—
Institutional Class	ARWFX	14.82%	5.07%	6.45%	8/31/04
A Class(1) No sales charge* With sales charge*	ARWAX	14.23% 7.64%	4.60% 3.37%	5.97% 5.07%	8/31/04
C Class	ARWCX	13.50%	—	10.52%	3/1/10
R Class	ARWRX	13.97%	4.34%	5.71%	8/31/04

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
LIVESTRONG 2030 Portfolio
Investor Class	ARCVX	15.41%	1.88%	5/30/08
Russell 3000 Index	—	20.94%	0.26%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.44%	6.61%	—
Institutional Class	ARCSX	15.62%	2.08%	5/30/08
A Class(1) No sales charge* With sales charge*	ARCMX	15.15% 8.58%	1.61% -0.27%	5/30/08
C Class	ARWOX	14.18%	10.87%	3/1/10
R Class	ARCRX	14.88%	1.37%	5/30/08

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2035 Portfolio
Investor Class	ARYIX	16.44%	4.54%	6.42%	8/31/04
Russell 3000 Index	—	20.94%	2.89%	5.11%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.44%	6.57%	5.35%	—
Institutional Class	ARLIX	16.75%	4.74%	6.64%	8/31/04
A Class(1) No sales charge* With sales charge*	ARYAX	16.17% 9.54%	4.28% 3.05%	6.15% 5.25%	8/31/04
C Class	ARLCX	15.25%	—	11.48%	3/1/10
R Class	ARYRX	15.80%	4.00%	5.89%	8/31/04

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
LIVESTRONG 2040 Portfolio
Investor Class	ARDVX	17.57%	1.55%	5/30/08
Russell 3000 Index	—	20.94%	0.26%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.44%	6.61%	—
Institutional Class	ARDSX	17.78%	1.75%	5/30/08
A Class(1) No sales charge* With sales charge*	ARDMX	17.29% 10.56%	1.31% -0.56%	5/30/08
C Class	ARNOX	16.46%	12.09%	3/1/10
R Class	ARDRX	17.03%	1.04%	5/30/08

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
LIVESTRONG 2045 Portfolio
Investor Class	AROIX	17.98%	4.35%	6.48%	8/31/04
Russell 3000 Index	—	20.94%	2.89%	5.11%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.44%	6.57%	5.35%	—
Institutional Class	AOOIX	18.10%	4.54%	6.68%	8/31/04
A Class(1) No sales charge* With sales charge*	AROAX	17.63% 10.85%	4.08% 2.85%	6.20% 5.30%	8/31/04
C Class	AROCX	16.68%	—	12.32%	3/1/10
R Class	ARORX	17.35%	3.82%	5.95%	8/31/04

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
LIVESTRONG 2050 Portfolio
Investor Class	ARFVX	18.35%	0.64%	5/30/08
Russell 3000 Index	—	20.94%	0.26%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.44%	6.61%	—
Institutional Class	ARFSX	18.69%	0.87%	5/30/08
A Class(1) No sales charge* With sales charge*	ARFMX	18.08% 11.35%	0.40% -1.45%	5/30/08
C Class	ARFDX	17.23%	12.54%	3/1/10
R Class	ARFWX	17.80%	0.17%	5/30/08

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2011
	Ticker Symbol	Since Inception(1)	Inception Date
LIVESTRONG 2055 Portfolio
Investor Class	AREVX	-0.80%	3/31/11
Russell 3000 Index	—	-2.32%	—
Barclays Capital U.S. Aggregate Bond Index	—	3.91%	—
Institutional Class	ARENX	-0.80%	3/31/11
A Class No sales charge* With sales charge*	AREMX	-0.90% -6.60%	3/31/11
C Class No sales charge* With sales charge*	AREFX	-1.20% -2.19%	3/31/11
R Class	AREOX	-1.00%	3/31/11

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the LIVESTRONG Portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of LIVESTRONG Income Portfolio — Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2015 Portfolio — Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of LIVESTRONG 2020 Portfolio — Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2025 Portfolio — Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of LIVESTRONG 2030 Portfolio — Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2035 Portfolio — Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of LIVESTRONG 2040 Portfolio — Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2045 Portfolio — Investor Class
$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of LIVESTRONG 2050 Portfolio — Investor Class
$10,000 investment made May 30, 2008

*From 5/30/08, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	A Class	C Class	R Class
LIVESTRONG Income Portfolio	0.76%	0.56%	1.01%	1.76%	1.26%
LIVESTRONG 2015 Portfolio	0.79%	0.59%	1.04%	1.79%	1.29%
LIVESTRONG 2020 Portfolio	0.82%	0.62%	1.07%	1.82%	1.32%
LIVESTRONG 2025 Portfolio	0.84%	0.64%	1.09%	1.84%	1.34%
LIVESTRONG 2030 Portfolio	0.87%	0.67%	1.12%	1.87%	1.37%
LIVESTRONG 2035 Portfolio	0.90%	0.70%	1.15%	1.90%	1.40%
LIVESTRONG 2040 Portfolio	0.93%	0.73%	1.18%	1.93%	1.43%
LIVESTRONG 2045 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%
LIVESTRONG 2050 Portfolio	0.97%	0.77%	1.22%	1.97%	1.47%
LIVESTRONG 2055 Portfolio	0.95%	0.75%	1.20%	1.95%	1.45%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

Portfolio Managers: Enrique Chang, Scott Wittman, Rich Weiss, Irina Torelli, and Scott Wilson

In February 2011, Scott Wilson was named a portfolio manager for the LIVESTRONG Portfolios. Mr. Wilson, who has been with American Century Investments since 1992, was previously a quantitative analyst supporting the LIVESTRONG Portfolios management team.

Performance Summary

Each of the nine LIVESTRONG Portfolios advanced for the fiscal year ended July 31, 2011, with returns ranging from 11.87%* for the LIVESTRONG Income Portfolio to 18.35% for the LIVESTRONG 2050 Portfolio (see pages 4–18 for more detailed performance information). The gains for the 12-month period reflected positive performance across all asset classes represented in the Portfolios.

We also introduced the LIVESTRONG 2055 Portfolio on March 31, 2011, and it returned –0.80% from inception through July 31, 2011.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Stock Market Review

The U.S. stock market enjoyed robust returns for the 12 months ended July 31, 2011, with the broad equity indices returning more than 20%. The main catalyst for the sharp rally in stocks was growing investor confidence in a U.S. economic recovery, though that confidence faltered somewhat late in the period.

After a bumpy start, the equity market began a steady rise in September 2010 as improving economic data reassured investors that the economy would avoid a “double-dip” recession (a return to recession after a brief period of recovery). Most notably, employment growth turned positive after 2½ years of persistent job losses. In addition, a renewal of the Federal Reserve’s quantitative easing program and an extension of expiring federal tax breaks further boosted the market’s confidence that a promising economic recovery was underway.

Stocks continued to advance in early 2011 despite unrest in the Middle East and North Africa, as well as a devastating earthquake and tsunami in Japan. By May, however, evidence of a slowdown in economic activity, renewed concerns about a European sovereign debt crisis, and government wrangling over the federal debt ceiling in the U.S. weighed on investor confidence. As a result, stocks experienced a pullback in the final three months of the period.

Nonetheless, the broad equity indices posted strong gains overall for the 12-month period (see the table on page 21). Mid- and small-cap issues generated the best returns, outpacing large-cap shares, while growth stocks outperformed value across all market capitalizations, most dramatically among smaller companies.

*All fund returns referenced in this commentary are for Investor Class shares.

Market Index Total Returns
For the 12 months ended July 31, 2011
U.S. Stocks
Russell 1000 Index (Large-Cap)	20.68%
Russell Midcap Index	24.51%
Russell 2000 Index (Small-Cap)	23.92%
International Stocks
MSCI EAFE (Europe, Australasia, Far East) Index	17.17%
MSCI Emerging Markets Index	17.45%
U.S. Fixed Income
Barclays Capital U.S. Aggregate Bond Index	4.44%
Barclays Capital U.S. Corporate High-Yield Bond Index	12.95%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index	11.79%
Barclays Capital U.S. Corporate Bond Index (investment-grade)	6.87%
Barclays Capital U.S. MBS Index (mortgage-backed securities)	3.85%
Barclays Capital U.S. Treasury Bond Index	3.39%
International Bonds
Barclays Capital Global Treasury Bond Index, ex-U.S.	11.75%

International stocks also rallied for the 12-month period, though returns lagged the domestic equity market. Improving economic conditions in many regions of the world provided a boost to stock markets around the globe. International stocks remained on an upward trajectory despite the dramatic global events that transpired in early 2011, including a growing debt crisis in Europe that led to bailouts for Greece, Ireland, and Portugal. Stock markets along the Pacific Rim (excluding Japan) posted the best returns, led by Australia and New Zealand, whose economies benefited from growing demand for commodities. The best-performing markets in Europe included Germany, Norway, and Switzerland. The most notable laggards were Greece, which faced a crippling debt crisis, and Japan, whose economy was hurt by the earthquake and tsunami.

Bond Market Review

U.S. bonds gained ground for the 12-month period, though market leadership shifted. As the economic environment improved, corporate bonds generated the best results; in particular, corporate high-yield securities benefited from stronger corporate balance sheets, rising profitability, and strong investor demand for higher yielding investments. Treasury inflation-protected securities (TIPS) were also among the top performers as better economic growth and rising commodity prices led to concerns about higher inflation down the road. As the table illustrates, high-yield corporate bonds and TIPS produced double-digit gains for the reporting period.

Treasury bonds lagged the rest of the U.S. bond market for much of the period as inflation concerns drove yields higher, especially among longer-term bonds. However, Treasury securities outperformed during the last three months of the period amid weaker economic conditions—which erased inflation fears—and a flight to quality resulting from the escalating European debt crisis.

International bonds posted double-digit gains in U.S. dollar terms for the 12 months. Changing economic conditions and the worsening sovereign debt problems in Europe led to some meaningful volatility for international bond yields, but they were generally flat to slightly higher across most regions of the world. The biggest impact on international bond performance for U.S. investors was a broad decline in the U.S. dollar; excluding currency fluctuations, the broad international bond indices advanced by less than 1% for the 12-month period. In local currencies, the U.K. was one of the best-performing bond markets, while the more fiscally troubled European countries declined.

Fund Information

Each LIVESTRONG Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See pages 24–25 for the specific underlying fund allocations for each LIVESTRONG Portfolio.) A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The LIVESTRONG Income Portfolio is generally intended for investors near, at, or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date LIVESTRONG portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and money market funds. By the time each portfolio reaches its target year, its target asset mix will become fixed and match that of the LIVESTRONG Income Portfolio.

Portfolio Performance

Within the LIVESTRONG Portfolios, every equity fund delivered double-digit gains for the 12-month period, with many achieving returns of more than 20%. Top-performing funds included the NT Vista Fund, a mid-cap growth fund, and the Real Estate Fund, which invests in real estate investment trusts. The laggards were the value-oriented components—the NT Large Company Value Fund and the NT Mid Cap Value Fund—reflecting the general underperformance of value issues during the reporting period. NT Large Company Value and NT Mid Cap Value were the only two equity funds in the LIVESTRONG Portfolios to return less than 20% for the 12 months.

The leading performers among the LIVESTRONG Portfolios’ fixed-income components were the High-Yield Fund and the Inflation-Adjusted Bond Fund, both of which posted returns of more than 10% for the 12-month period. The International Bond Fund also generated strong results during the period.

The NT Diversified Bond Fund, the largest fixed-income component in each LIVESTRONG Portfolio, produced a modest gain that was in line with the broad bond market indices. Sector allocation added value, particularly an overweight position in corporate bonds and an underweight in Treasury securities, but this was offset by the negative impact of a steeper yield curve.

Outlook

In the current environment, we believe that stocks appear undervalued compared with bonds and cash-equivalent investments. Earnings and dividend yields (two key components of equity valuation calculations) significantly exceed Treasury bond yields across the maturity spectrum. Even adjusting for risk, the stock market remains attractively valued given current price levels.

However, stocks are less attractive from an economic and technical perspective. The current economic landscape is a major concern and undermines the short-term allure of stocks, as do investor sentiment and market momentum. Furthermore, a decline in corporate earnings would make stocks less attractive from a valuation standpoint.

These market dynamics, and the constantly changing investment environment, reinforce our belief that broad-based diversification among asset classes and within asset classes is essential to long-term investing success.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2011
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Equity
NT Equity Growth Fund	12.8%	12.4%	12.2%	12.0%	12.3%
NT Growth Fund	6.4%	7.2%	8.5%	9.9%	11.8%
NT Large Company Value Fund	10.8%	10.8%	11.0%	11.5%	12.1%
NT Mid Cap Value Fund	3.9%	4.4%	5.1%	5.4%	5.2%
NT Small Company Fund	1.9%	1.9%	2.1%	2.8%	3.8%
NT VistaSM Fund	2.4%	3.1%	4.0%	4.6%	5.0%
Real Estate Fund	1.0%	1.2%	1.4%	1.7%	1.9%
NT Emerging Markets Fund	—	0.9%	1.9%	2.6%	3.1%
NT International Growth Fund	4.9%	5.6%	6.5%	7.8%	9.2%
Total Equity	44.1%	47.5%	52.7%	58.3%	64.4%
Fixed Income
High-Yield Fund	3.9%	3.7%	3.5%	3.3%	3.0%
Inflation-Adjusted Bond Fund	7.8%	7.6%	7.3%	6.8%	6.0%
NT Diversified Bond Fund	27.0%	26.4%	25.3%	23.2%	20.7%
International Bond Fund	7.1%	6.5%	5.4%	3.3%	0.8%
Total Fixed Income	45.8%	44.2%	41.5%	36.6%	30.5%
Premium Money Market Fund	10.1%	8.3%	5.8%	5.1%	5.1%
Other Assets and Liabilities	— (2)	— (2)	— (2)	— (2)	— (2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2011
	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Equity
NT Equity Growth Fund	12.8%	13.9%	14.5%	15.0%	15.2%
NT Growth Fund	13.0%	13.9%	14.6%	15.0%	15.2%
NT Large Company Value Fund	13.0%	14.1%	14.8%	15.3%	15.4%
NT Mid Cap Value Fund	5.9%	6.9%	7.2%	7.5%	7.4%
NT Small Company Fund	4.0%	3.9%	4.1%	4.7%	5.0%
NT VistaSM Fund	5.9%	6.9%	7.2%	7.4%	7.5%
Real Estate Fund	2.2%	2.4%	2.7%	2.9%	3.0%
NT Emerging Markets Fund	4.0%	5.0%	5.9%	6.4%	6.5%
NT International Growth Fund	9.9%	10.1%	10.1%	9.6%	9.5%
Total Equity	70.7%	77.1%	81.1%	83.8%	84.7%
Fixed Income
High-Yield Fund	2.5%	2.1%	1.9%	1.6%	1.5%
Inflation-Adjusted Bond Fund	5.3%	4.4%	3.8%	3.2%	3.1%
NT Diversified Bond Fund	18.2%	15.6%	13.2%	11.4%	10.7%
Total Fixed Income	26.0%	22.1%	18.9%	16.2%	15.3%
Premium Money Market Fund	3.3%	0.8%	—	—	—
Other Assets and Liabilities	— (2)	— (2)	— (2)	— (2)	— (2)

(1)	Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period(1) 2/1/11 – 7/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/11 – 7/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG Income Portfolio
Actual
Investor Class	$1,000	$1,033.30	$1.06	0.21%	$3.83	0.76%
Institutional Class	$1,000	$1,034.20	$0.05	0.01%	$2.82	0.56%
A Class	$1,000	$1,032.10	$2.32	0.46%	$5.09	1.01%
C Class	$1,000	$1,028.40	$6.09	1.21%	$8.85	1.76%
R Class	$1,000	$1,030.90	$3.58	0.71%	$6.34	1.26%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$3.81	0.76%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$2.81	0.56%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.06	1.01%
C Class	$1,000	$1,018.79	$6.06	1.21%	$8.80	1.76%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.31	1.26%
LIVESTRONG 2015 Portfolio
Actual
Investor Class	$1,000	$1,033.00	$1.06	0.21%	$3.93	0.78%
Institutional Class	$1,000	$1,033.90	$0.05	0.01%	$2.92	0.58%
A Class	$1,000	$1,032.20	$2.32	0.46%	$5.19	1.03%
C Class	$1,000	$1,028.70	$6.09	1.21%	$8.95	1.78%
R Class	$1,000	$1,030.40	$3.57	0.71%	$6.44	1.28%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$3.91	0.78%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$2.91	0.58%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.16	1.03%
C Class	$1,000	$1,018.79	$6.06	1.21%	$8.90	1.78%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.41	1.28%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period(1) 2/1/11 – 7/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/11 – 7/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG 2020 Portfolio
Actual
Investor Class	$1,000	$1,032.90	$1.06	0.21%	$4.08	0.81%
Institutional Class	$1,000	$1,033.90	$0.05	0.01%	$3.08	0.61%
A Class	$1,000	$1,032.90	$2.32	0.46%	$5.34	1.06%
C Class	$1,000	$1,028.90	$6.09	1.21%	$9.11	1.81%
R Class	$1,000	$1,030.90	$3.58	0.71%	$6.60	1.31%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.06	0.81%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.06	0.61%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.31	1.06%
C Class	$1,000	$1,018.79	$6.06	1.21%	$9.05	1.81%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.56	1.31%
LIVESTRONG 2025 Portfolio
Actual
Investor Class	$1,000	$1,031.50	$1.06	0.21%	$4.18	0.83%
Institutional Class	$1,000	$1,032.30	$0.05	0.01%	$3.17	0.63%
A Class	$1,000	$1,029.80	$2.32	0.46%	$5.44	1.08%
C Class	$1,000	$1,027.20	$6.08	1.21%	$9.20	1.83%
R Class	$1,000	$1,028.90	$3.57	0.71%	$6.69	1.33%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.16	0.83%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.16	0.63%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.41	1.08%
C Class	$1,000	$1,018.79	$6.06	1.21%	$9.15	1.83%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.66	1.33%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period(1) 2/1/11 – 7/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/11 – 7/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG 2030 Portfolio
Actual
Investor Class	$1,000	$1,029.40	$1.06	0.21%	$4.33	0.86%
Institutional Class	$1,000	$1,031.40	$0.05	0.01%	$3.32	0.66%
A Class	$1,000	$1,028.40	$2.31	0.46%	$5.58	1.11%
C Class	$1,000	$1,024.30	$6.07	1.21%	$9.34	1.86%
R Class	$1,000	$1,027.40	$3.57	0.71%	$6.84	1.36%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.31	0.86%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.31	0.66%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.56	1.11%
C Class	$1,000	$1,018.79	$6.06	1.21%	$9.30	1.86%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.80	1.36%
LIVESTRONG 2035 Portfolio
Actual
Investor Class	$1,000	$1,028.80	$1.06	0.21%	$4.48	0.89%
Institutional Class	$1,000	$1,030.40	$0.05	0.01%	$3.47	0.69%
A Class	$1,000	$1,028.00	$2.31	0.46%	$5.73	1.14%
C Class	$1,000	$1,023.00	$6.07	1.21%	$9.48	1.89%
R Class	$1,000	$1,026.30	$3.57	0.71%	$6.98	1.39%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.46	0.89%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.46	0.69%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.71	1.14%
C Class	$1,000	$1,018.79	$6.06	1.21%	$9.44	1.89%
R Class	$1,000	$1,021.27	$3.56	0.71%	$6.95	1.39%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period(1) 2/1/11 – 7/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/11 – 7/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG 2040 Portfolio
Actual
Investor Class	$1,000	$1,027.40	$1.06	0.21%	$4.62	0.92%
Institutional Class	$1,000	$1,028.50	$0.05	0.01%	$3.62	0.72%
A Class	$1,000	$1,026.40	$2.31	0.46%	$5.88	1.17%
C Class	$1,000	$1,023.40	$6.07	1.21%	$9.63	1.92%
R Class	$1,000	$1,025.40	$3.57	0.71%	$7.13	1.42%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.61	0.92%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.61	0.72%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.86	1.17%
C Class	$1,000	$1,018.79	$6.06	1.21%	$9.59	1.92%
R Class	$1,000	$1,021.27	$3.56	0.71%	$7.10	1.42%
LIVESTRONG 2045 Portfolio
Actual
Investor Class	$1,000	$1,027.80	$1.06	0.21%	$4.73	0.94%
Institutional Class	$1,000	$1,028.60	$0.05	0.01%	$3.72	0.74%
A Class	$1,000	$1,026.10	$2.31	0.46%	$5.98	1.19%
C Class	$1,000	$1,022.00	$6.07	1.21%	$9.73	1.94%
R Class	$1,000	$1,024.50	$3.56	0.71%	$7.23	1.44%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.71	0.94%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.71	0.74%
A Class	$1,000	$1,022.51	$2.31	0.46%	$5.96	1.19%
C Class	$1,000	$1,018.79	$6.06	1.21%	$9.69	1.94%
R Class	$1,000	$1,021.27	$3.56	0.71%	$7.20	1.44%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period(1) 2/1/11 – 7/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/11 – 7/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG 2050 Portfolio
Actual
Investor Class	$1,000	$1,027.00	$1.06	0.21%	$4.77	0.95%
Institutional Class	$1,000	$1,028.00	$0.05	0.01%	$3.77	0.75%
A Class	$1,000	$1,026.00	$2.31	0.46%	$6.03	1.20%
C Class	$1,000	$1,022.80	$6.07	1.21%	$9.78	1.95%
R Class	$1,000	$1,024.90	$3.56	0.71%	$7.28	1.45%
Hypothetical
Investor Class	$1,000	$1,023.75	$1.05	0.21%	$4.76	0.95%
Institutional Class	$1,000	$1,024.74	$0.05	0.01%	$3.76	0.75%
A Class	$1,000	$1,022.51	$2.31	0.46%	$6.01	1.20%
C Class	$1,000	$1,018.79	$6.06	1.21%	$9.74	1.95%
R Class	$1,000	$1,021.27	$3.56	0.71%	$7.25	1.45%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period(1) 2/1/11 – 7/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/11 – 7/31/11	Effective Annualized Expense Ratio(2)
LIVESTRONG 2055 Portfolio
Actual
Investor Class	$1,000	$992.00(3)	$0.67(4)	0.20%	$3.13(4)	0.94%
Institutional Class	$1,000	$992.00(3)	$0.00(4)	0.00%(5)	$2.46(4)	0.74%
A Class	$1,000	$991.00(3)	$1.50(4)	0.45%	$3.96(4)	1.19%
C Class	$1,000	$988.00(3)	$3.99(4)	1.20%	$6.45(4)	1.94%
R Class	$1,000	$990.00(3)	$2.33(4)	0.70%	$4.79(4)	1.44%
Hypothetical
Investor Class	$1,000	$1,023.80(6)	$1.00(6)	0.20%	$4.71(6)	0.94%
Institutional Class	$1,000	$1,024.79(6)	$0.00(6)	0.00%(5)	$3.71(6)	0.74%
A Class	$1,000	$1,022.56(6)	$2.26(6)	0.45%	$5.96(6)	1.19%
C Class	$1,000	$1,018.84(6)	$6.01(6)	1.20%	$9.69(6)	1.94%
R Class	$1,000	$1,021.32(6)	$3.51(6)	0.70%	$7.20(6)	1.44%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Ending account value based on actual return from March 31, 2011 (fund inception) through July 31, 2011.

(4)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 122, the number of days in the period from March 31, 2011 (fund inception) through July 31, 2011, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(5)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

(6)
Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

JULY 31, 2011

	Shares	Value
LIVESTRONG Income Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.2%
NT Equity Growth Fund Institutional Class	3,809,560	$38,133,698
NT Growth Fund Institutional Class	1,547,706	19,052,255
NT Large Company Value Fund Institutional Class	3,811,026	32,317,497
NT Mid Cap Value Fund Institutional Class	1,141,255	11,640,797
NT Small Company Fund Institutional Class	656,316	5,808,397
NT Vista Fund Institutional Class(2)	676,274	7,317,287
Real Estate Fund Institutional Class	142,599	2,973,193
		117,243,124
DOMESTIC FIXED INCOME FUNDS — 38.7%
High-Yield Fund Institutional Class	1,865,156	11,489,363
Inflation-Adjusted Bond Fund Institutional Class	1,839,721	23,382,848
NT Diversified Bond Fund Institutional Class	7,438,053	80,777,257
		115,649,468
MONEY MARKET FUNDS — 10.1%
Premium Money Market Fund Investor Class	30,139,926	30,139,926
INTERNATIONAL FIXED INCOME FUNDS — 7.1%
International Bond Fund Institutional Class	1,415,907	21,224,449
INTERNATIONAL EQUITY FUNDS — 4.9%
NT International Growth Fund Institutional Class	1,444,074	14,787,321
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $253,659,212)		299,044,288
OTHER ASSETS AND LIABILITIES(3)		—
TOTAL NET ASSETS — 100.0%		$299,044,288

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-Income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2015 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 41.0%
NT Equity Growth Fund Institutional Class	9,141,749	$91,508,910
NT Growth Fund Institutional Class	4,325,052	53,241,385
NT Large Company Value Fund Institutional Class	9,352,451	79,308,787
NT Mid Cap Value Fund Institutional Class	3,137,879	32,006,362
NT Small Company Fund Institutional Class	1,574,723	13,936,298
NT Vista Fund Institutional Class(2)	2,078,971	22,494,461
Real Estate Fund Institutional Class	420,418	8,765,721
		301,261,924
DOMESTIC FIXED INCOME FUNDS — 37.7%
High-Yield Fund Institutional Class	4,444,513	27,378,203
Inflation-Adjusted Bond Fund Institutional Class	4,430,842	56,315,996
NT Diversified Bond Fund Institutional Class	17,850,926	193,861,059
		277,555,258
MONEY MARKET FUNDS — 8.3%
Premium Money Market Fund Investor Class	61,073,697	61,073,697
INTERNATIONAL EQUITY FUNDS — 6.5%
NT Emerging Markets Fund Institutional Class(2)	609,882	6,714,804
NT International Growth Fund Institutional Class	4,034,890	41,317,276
		48,032,080
INTERNATIONAL FIXED INCOME FUNDS — 6.5%
International Bond Fund Institutional Class	3,174,979	47,592,937
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $641,550,913)		735,515,896
OTHER ASSETS AND LIABILITIES(3)		—
TOTAL NET ASSETS — 100.0%		$735,515,896

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

	Shares	Value
LIVESTRONG 2020 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 44.3%
NT Equity Growth Fund Institutional Class	5,291,922	$52,972,136
NT Growth Fund Institutional Class	2,988,657	36,790,370
NT Large Company Value Fund Institutional Class	5,669,354	48,076,121
NT Mid Cap Value Fund Institutional Class	2,188,104	22,318,660
NT Small Company Fund Institutional Class	1,012,997	8,965,027
NT Vista Fund Institutional Class(2)	1,620,383	17,532,548
Real Estate Fund Institutional Class	298,974	6,233,611
		192,888,473
DOMESTIC FIXED INCOME FUNDS — 36.1%
High-Yield Fund Institutional Class	2,516,284	15,500,310
Inflation-Adjusted Bond Fund Institutional Class	2,488,738	31,631,860
NT Diversified Bond Fund Institutional Class	10,138,888	110,108,320
		157,240,490
INTERNATIONAL EQUITY FUNDS — 8.4%
NT Emerging Markets Fund Institutional Class(2)	742,812	8,178,357
NT International Growth Fund Institutional Class	2,787,782	28,546,882
		36,725,239
MONEY MARKET FUNDS — 5.8%
Premium Money Market Fund Investor Class	25,265,656	25,265,656
INTERNATIONAL FIXED INCOME FUNDS — 5.4%
International Bond Fund Institutional Class	1,568,846	23,517,008
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $378,100,524)		435,636,866
OTHER ASSETS AND LIABILITIES(3)		—
TOTAL NET ASSETS — 100.0%		$435,636,866

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2025 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 47.9%
NT Equity Growth Fund Institutional Class	12,208,924	$122,211,331
NT Growth Fund Institutional Class	8,138,978	100,190,820
NT Large Company Value Fund Institutional Class	13,743,641	116,546,073
NT Mid Cap Value Fund Institutional Class	5,352,697	54,597,509
NT Small Company Fund Institutional Class	3,228,528	28,572,477
NT Vista Fund Institutional Class(2)	4,367,045	47,251,421
Real Estate Fund Institutional Class	825,558	17,212,874
		486,582,505
DOMESTIC FIXED INCOME FUNDS — 33.3%
High-Yield Fund Institutional Class	5,482,852	33,774,366
Inflation-Adjusted Bond Fund Institutional Class	5,404,546	68,691,782
NT Diversified Bond Fund Institutional Class	21,697,686	235,636,872
		338,103,020
INTERNATIONAL EQUITY FUNDS — 10.4%
NT Emerging Markets Fund Institutional Class(2)	2,383,190	26,238,923
NT International Growth Fund Institutional Class	7,785,848	79,727,082
		105,966,005
MONEY MARKET FUNDS — 5.1%
Premium Money Market Fund Investor Class	51,475,048	51,475,048
INTERNATIONAL FIXED INCOME FUNDS — 3.3%
International Bond Fund Institutional Class	2,248,422	33,703,848
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $876,593,179)		1,015,830,426
OTHER ASSETS AND LIABILITIES(3)		—
TOTAL NET ASSETS — 100.0%		$1,015,830,426

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

	Shares	Value
LIVESTRONG 2030 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 52.1%
NT Equity Growth Fund Institutional Class	4,576,108	$45,806,844
NT Growth Fund Institutional Class	3,575,184	44,010,509
NT Large Company Value Fund Institutional Class	5,302,532	44,965,472
NT Mid Cap Value Fund Institutional Class	1,884,291	19,219,768
NT Small Company Fund Institutional Class	1,610,307	14,251,220
NT Vista Fund Institutional Class(2)	1,724,400	18,658,012
Real Estate Fund Institutional Class	343,442	7,160,772
		194,072,597
DOMESTIC FIXED INCOME FUNDS — 29.7%
High-Yield Fund Institutional Class	1,808,624	11,141,124
Inflation-Adjusted Bond Fund Institutional Class	1,761,582	22,389,710
NT Diversified Bond Fund Institutional Class	7,112,661	77,243,497
		110,774,331
INTERNATIONAL EQUITY FUNDS — 12.3%
NT Emerging Markets Fund Institutional Class(2)	1,049,109	11,550,686
NT International Growth Fund Institutional Class	3,364,661	34,454,123
		46,004,809
MONEY MARKET FUNDS — 5.1%
Premium Money Market Fund Investor Class	18,896,501	18,896,501
INTERNATIONAL FIXED INCOME FUNDS — 0.8%
International Bond Fund Institutional Class	188,699	2,828,601
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $318,643,600)		372,576,839
OTHER ASSETS AND LIABILITIES(3)		—
TOTAL NET ASSETS — 100.0%		$372,576,839

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2035 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 56.8%
NT Equity Growth Fund Institutional Class	8,709,549	$87,182,582
NT Growth Fund Institutional Class	7,145,093	87,956,096
NT Large Company Value Fund Institutional Class	10,354,278	87,804,275
NT Mid Cap Value Fund Institutional Class	3,924,103	40,025,846
NT Small Company Fund Institutional Class	3,084,092	27,294,217
NT Vista Fund Institutional Class(2)	3,697,733	40,009,474
Real Estate Fund Institutional Class	708,485	14,771,911
		385,044,401
DOMESTIC FIXED INCOME FUNDS — 26.0%
High-Yield Fund Institutional Class	2,782,415	17,139,674
Inflation-Adjusted Bond Fund Institutional Class	2,797,469	35,555,827
NT Diversified Bond Fund Institutional Class	11,340,729	123,160,314
		175,855,815
INTERNATIONAL EQUITY FUNDS — 13.9%
NT Emerging Markets Fund Institutional Class(2)	2,487,174	27,383,792
NT International Growth Fund Institutional Class	6,548,853	67,060,260
		94,444,052
MONEY MARKET FUNDS — 3.3%
Premium Money Market Fund Investor Class	22,327,721	22,327,721
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $583,488,679)		677,671,989
OTHER ASSETS AND LIABILITIES(3)		47,570
TOTAL NET ASSETS — 100.0%		$677,719,559

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

	Shares	Value
LIVESTRONG 2040 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 62.0%
NT Equity Growth Fund Institutional Class	2,942,545	$29,454,876
NT Growth Fund Institutional Class	2,395,813	29,492,453
NT Large Company Value Fund Institutional Class	3,511,373	29,776,445
NT Mid Cap Value Fund Institutional Class	1,433,027	14,616,874
NT Small Company Fund Institutional Class	931,595	8,244,613
NT Vista Fund Institutional Class(2)	1,345,207	14,555,138
Real Estate Fund Institutional Class	244,192	5,091,408
		131,231,807
DOMESTIC FIXED INCOME FUNDS — 22.1%
High-Yield Fund Institutional Class	733,674	4,519,431
Inflation-Adjusted Bond Fund Institutional Class	728,615	9,260,700
NT Diversified Bond Fund Institutional Class	3,040,141	33,015,928
		46,796,059
INTERNATIONAL EQUITY FUNDS — 15.1%
NT Emerging Markets Fund Institutional Class(2)	949,917	10,458,591
NT International Growth Fund Institutional Class	2,090,083	21,402,449
		31,861,040
MONEY MARKET FUNDS — 0.8%
Premium Money Market Fund Investor Class	1,607,613	1,607,613
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $181,278,276)		211,496,519
OTHER ASSETS AND LIABILITIES(3)		275
TOTAL NET ASSETS — 100.0%		$211,496,794

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2045 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 65.1%
NT Equity Growth Fund Institutional Class	5,994,389	$60,003,832
NT Growth Fund Institutional Class	4,902,948	60,355,293
NT Large Company Value Fund Institutional Class	7,185,959	60,936,934
NT Mid Cap Value Fund Institutional Class	2,904,380	29,624,672
NT Small Company Fund Institutional Class	1,927,123	17,055,041
NT Vista Fund Institutional Class(2)	2,727,233	29,508,663
Real Estate Fund Institutional Class	535,859	11,172,655
		268,657,090
DOMESTIC FIXED INCOME FUNDS — 18.9%
High-Yield Fund Institutional Class	1,260,918	7,767,254
Inflation-Adjusted Bond Fund Institutional Class	1,238,125	15,736,568
NT Diversified Bond Fund Institutional Class	5,019,718	54,514,135
		78,017,957
INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund Institutional Class(2)	2,192,602	24,140,554
NT International Growth Fund Institutional Class	4,073,692	41,714,605
		65,855,159
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $358,833,017)		412,530,206
OTHER ASSETS AND LIABILITIES(3)		(12,717)
TOTAL NET ASSETS — 100.0%		$412,517,489

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

	Shares	Value
LIVESTRONG 2050 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 67.7%
NT Equity Growth Fund Institutional Class	1,321,173	$13,224,944
NT Growth Fund Institutional Class	1,075,701	13,241,879
NT Large Company Value Fund Institutional Class	1,589,778	13,481,321
NT Mid Cap Value Fund Institutional Class	644,206	6,570,897
NT Small Company Fund Institutional Class	465,927	4,123,458
NT Vista Fund Institutional Class(2)	606,842	6,566,033
Real Estate Fund Institutional Class	123,739	2,579,964
		59,788,496
DOMESTIC FIXED INCOME FUNDS — 16.2%
High-Yield Fund Institutional Class	226,920	1,397,828
Inflation-Adjusted Bond Fund Institutional Class	223,841	2,845,015
NT Diversified Bond Fund Institutional Class	928,073	10,078,872
		14,321,715
INTERNATIONAL EQUITY FUNDS — 16.1%
NT Emerging Markets Fund Institutional Class(2)	515,573	5,676,455
NT International Growth Fund Institutional Class	830,596	8,505,300
		14,181,755
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $78,969,281)		88,291,966
OTHER ASSETS AND LIABILITIES(3)		994
TOTAL NET ASSETS — 100.0%		$88,292,960

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
LIVESTRONG 2055 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 68.7%
NT Equity Growth Fund Institutional Class	12,141	$121,532
NT Growth Fund Institutional Class	9,885	121,686
NT Large Company Value Fund Institutional Class	14,565	123,513
NT Mid Cap Value Fund Institutional Class	5,859	59,759
NT Small Company Fund Institutional Class	4,494	39,771
NT Vista Fund Institutional Class(2)	5,555	60,104
Real Estate Fund Institutional Class	1,146	23,888
		550,253
INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund Institutional Class(2)	4,750	52,294
NT International Growth Fund Institutional Class	7,408	75,859
		128,153
DOMESTIC FIXED INCOME FUNDS — 15.3%
High-Yield Fund Institutional Class	1,984	12,222
Inflation-Adjusted Bond Fund Institutional Class	1,951	24,801
NT Diversified Bond Fund Institutional Class	7,921	86,026
		123,049
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $815,182)		801,455
OTHER ASSETS AND LIABILITIES(3)		—
TOTAL NET ASSETS — 100.0%		$801,455

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

Statement of Assets and Liabilities

JULY 31, 2011
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $253,659,212, $641,550,913 and $378,100,524, respectively)	$299,044,288	$735,515,896	$435,636,866
Cash	56,509	142,860	78,211
Receivable for investments sold	370,352	—	—
Receivable for capital shares sold	470,822	2,125,300	989,968
Distributions receivable from affiliates	270,067	641,054	361,049
	300,212,038	738,425,110	437,066,094

Liabilities
Payable for investments purchased	278,827	688,510	1,040,431
Payable for capital shares redeemed	826,370	2,062,506	302,151
Accrued administrative fees	33,087	95,210	44,987
Distribution and service fees payable	29,466	62,988	41,659
	1,167,750	2,909,214	1,429,228

Net Assets	$299,044,288	$735,515,896	$435,636,866

Net Assets Consist of:
Capital (par value and paid-in surplus)	$265,515,809	$657,993,699	$376,302,419
Undistributed net investment income	276,189	5,659,457	3,185,922
Accumulated net realized loss	(12,132,786)	(22,102,243)	(1,387,817)
Net unrealized appreciation	45,385,076	93,964,983	57,536,342
	$299,044,288	$735,515,896	$435,636,866

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG Income Portfolio
Investor Class, $0.01 Par Value	$81,907,330	7,291,085	$11.23
Institutional Class, $0.01 Par Value	$104,778,163	9,323,813	$11.24
A Class, $0.01 Par Value	$87,204,857	7,764,188	$11.23*
C Class, $0.01 Par Value	$538,312	47,897	$11.24
R Class, $0.01 Par Value	$24,615,626	2,193,268	$11.22
LIVESTRONG 2015 Portfolio
Investor Class, $0.01 Par Value	$322,747,016	27,157,689	$11.88
Institutional Class, $0.01 Par Value	$175,213,551	14,717,671	$11.90
A Class, $0.01 Par Value	$178,614,995	15,052,423	$11.87*
C Class, $0.01 Par Value	$934,312	78,924	$11.84
R Class, $0.01 Par Value	$58,006,022	4,894,463	$11.85
LIVESTRONG 2020 Portfolio
Investor Class, $0.01 Par Value	$105,920,880	10,210,463	$10.37
Institutional Class, $0.01 Par Value	$169,034,362	16,281,033	$10.38
A Class, $0.01 Par Value	$124,401,396	12,013,463	$10.36*
C Class, $0.01 Par Value	$577,708	55,891	$10.34
R Class, $0.01 Par Value	$35,702,520	3,452,566	$10.34

*Maximum offering price $11.92, $12.59 and $10.99 (net asset value divided by 0.9425) for LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio and LIVESTRONG 2020 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2011
	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $876,593,179, $318,643,600 and $583,488,679, respectively)	$1,015,830,426	$372,576,839	$677,671,989
Cash	198,418	70,576	142,687
Receivable for investments sold	2,001,829	—	678,989
Receivable for capital shares sold	1,092,307	766,953	1,105,304
Distributions receivable from affiliates	783,309	255,110	404,515
	1,019,906,289	373,669,478	680,003,484

Liabilities
Payable for investments purchased	808,973	561,959	417,814
Payable for capital shares redeemed	3,047,305	452,471	1,709,011
Accrued administrative fees	129,416	38,495	89,386
Distribution and service fees payable	90,169	39,714	67,714
	4,075,863	1,092,639	2,283,925

Net Assets	$1,015,830,426	$372,576,839	$677,719,559

Net Assets Consist of:
Capital (par value and paid-in surplus)	$899,117,753	$317,715,657	$598,777,507
Undistributed net investment income	6,925,666	2,261,945	3,656,568
Accumulated net realized loss	(29,450,240)	(1,334,002)	(18,897,826)
Net unrealized appreciation	139,237,247	53,933,239	94,183,310
	$1,015,830,426	$372,576,839	$677,719,559

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG 2025 Portfolio
Investor Class, $0.01 Par Value	$425,964,936	35,115,138	$12.13
Institutional Class, $0.01 Par Value	$257,121,479	21,175,055	$12.14
A Class, $0.01 Par Value	$242,995,648	20,059,360	$12.11*
C Class, $0.01 Par Value	$1,595,364	131,990	$12.09
R Class, $0.01 Par Value	$88,152,999	7,288,702	$12.09
LIVESTRONG 2030 Portfolio
Investor Class, $0.01 Par Value	$76,884,281	7,558,462	$10.17
Institutional Class, $0.01 Par Value	$144,661,127	14,215,968	$10.18
A Class, $0.01 Par Value	$114,892,282	11,322,098	$10.15*
C Class, $0.01 Par Value	$727,966	71,841	$10.13
R Class, $0.01 Par Value	$35,411,183	3,493,190	$10.14
LIVESTRONG 2035 Portfolio
Investor Class, $0.01 Par Value	$277,333,372	22,158,904	$12.52
Institutional Class, $0.01 Par Value	$154,449,233	12,320,525	$12.54
A Class, $0.01 Par Value	$174,230,157	13,938,713	$12.50*
C Class, $0.01 Par Value	$630,256	50,571	$12.46
R Class, $0.01 Par Value	$71,076,541	5,693,586	$12.48

*Maximum offering price $12.85, $10.77 and $13.26 (net asset value divided by 0.9425) for LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio and LIVESTRONG 2035 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2011
	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $181,278,276, $358,833,017 and $78,969,281, respectively)	$211,496,519	$412,530,206	$88,291,966
Cash	40,704	82,247	17,446
Receivable for investments sold	—	934,965	—
Receivable for capital shares sold	480,592	1,247,738	296,092
Distributions receivable from affiliates	106,473	181,966	32,730
	212,124,288	414,977,122	88,638,234

Liabilities
Payable for investments purchased	353,706	187,926	77,305
Payable for capital shares redeemed	228,680	2,180,735	248,657
Accrued administrative fees	22,424	51,874	9,707
Distribution and service fees payable	22,684	39,098	9,605
	627,494	2,459,633	345,274

Net Assets	$211,496,794	$412,517,489	$88,292,960

Net Assets Consist of:
Capital (par value and paid-in surplus)	$180,673,540	$370,146,420	$78,988,129
Undistributed net investment income	1,018,185	1,841,628	328,205
Accumulated net realized loss	(413,174)	(13,167,748)	(346,059)
Net unrealized appreciation	30,218,243	53,697,189	9,322,685
	$211,496,794	$412,517,489	$88,292,960

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG 2040 Portfolio
Investor Class, $0.01 Par Value	$44,432,526	4,392,791	$10.11
Institutional Class, $0.01 Par Value	$78,468,185	7,752,039	$10.12
A Class, $0.01 Par Value	$69,629,134	6,894,025	$10.10*
C Class, $0.01 Par Value	$214,612	21,316	$10.07
R Class, $0.01 Par Value	$18,752,337	1,860,116	$10.08
LIVESTRONG 2045 Portfolio
Investor Class, $0.01 Par Value	$157,711,238	12,531,460	$12.59
Institutional Class, $0.01 Par Value	$110,476,692	8,765,962	$12.60
A Class, $0.01 Par Value	$104,426,187	8,312,452	$12.56*
C Class, $0.01 Par Value	$363,427	28,997	$12.53
R Class, $0.01 Par Value	$39,539,945	3,150,470	$12.55
LIVESTRONG 2050 Portfolio
Investor Class, $0.01 Par Value	$20,035,022	2,027,841	$9.88
Institutional Class, $0.01 Par Value	$30,795,543	3,111,831	$9.90
A Class, $0.01 Par Value	$29,685,314	3,009,009	$9.87*
C Class, $0.01 Par Value	$116,687	11,851	$9.85
R Class, $0.01 Par Value	$7,660,394	777,302	$9.86

*Maximum offering price $10.72, $13.33 and $10.47 (net asset value divided by 0.9425) for LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2011
LIVESTRONG 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $815,182)	$801,455
Cash	63
Receivable for capital shares sold	7,036
Distributions receivable from affiliates	258
808,812

Liabilities
Payable for investments purchased	7,287
Accrued administrative fees	60
Distribution and service fees payable	10
7,357

Net Assets	$801,455

Net Assets Consist of:
Capital (par value and paid-in surplus)	$814,866
Undistributed net investment income	1,660
Accumulated net realized loss	(1,344)
Net unrealized depreciation	(13,727)
$801,455

Fund/Class	Net assets	Shares outstanding	Net asset value per share
LIVESTRONG 2055 Portfolio
Investor Class, $0.01 Par Value	$390,274	39,352	$9.92
Institutional Class, $0.01 Par Value	$379,260	38,221	$9.92
A Class, $0.01 Par Value	$20,933	2,113	$9.91*
C Class, $0.01 Par Value	$4,942	500	$9.88
R Class, $0.01 Par Value	$6,046	611	$9.90

*Maximum offering price $10.51 (net asset value divided by 0.9425) for LIVESTRONG 2055 Portfolio.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED JULY 31, 2011
	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$6,674,598	$15,599,137	$8,456,345

Expenses:
Administrative fees:
Investor Class	154,741	575,583	188,014
A Class	157,878	303,301	208,628
C Class	520	1,003	481
R Class	39,828	97,542	50,015
Distribution and service fees:
A Class	197,347	379,126	260,784
C Class	2,598	5,018	2,402
R Class	99,570	243,855	125,037
Directors’ fees and expenses	13,956	32,088	18,596
Other expenses	2,313	2,575	2,259
	668,751	1,640,091	856,216

Net investment income (loss)	6,005,847	13,959,046	7,600,129

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	435,729	(20,916)	435,828
Capital gain distributions received from underlying funds	465,308	1,121,695	629,093
	901,037	1,100,779	1,064,921

Change in net unrealized appreciation (depreciation) on investments in underlying funds	21,890,812	57,062,232	33,449,748

Net realized and unrealized gain (loss) on affiliates	22,791,849	58,163,011	34,514,669

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,797,696	$72,122,057	$42,114,798

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2011
	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$19,156,745	$5,973,098	$10,772,222

Expenses:
Administrative fees:
Investor Class	768,568	137,338	489,520
A Class	399,737	189,425	281,185
C Class	1,886	799	645
R Class	137,635	50,043	108,581
Distribution and service fees:
A Class	499,671	236,783	351,481
C Class	9,429	3,997	3,225
R Class	344,088	125,108	271,452
Directors’ fees and expenses	43,435	16,060	29,041
Other expenses	4,703	2,270	2,106
	2,209,152	761,823	1,537,236

Net investment income (loss)	16,947,593	5,211,275	9,234,986

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(830,931)	138,718	(1,091,768)
Capital gain distributions received from underlying funds	1,474,411	426,957	855,680
	643,480	565,675	(236,088)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	91,238,346	32,437,621	68,489,867

Net realized and unrealized gain (loss) on affiliates	91,881,826	33,003,296	68,253,779

Net Increase (Decrease) in Net Assets Resulting from Operations	$108,829,419	$38,214,571	$77,488,765

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2011
	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$2,946,567	$5,841,213	$981,867

Expenses:
Administrative fees:
Investor Class	72,777	266,381	28,110
A Class	112,275	164,840	43,670
C Class	255	417	144
R Class	26,520	56,440	10,260
Distribution and service fees:
A Class	140,342	206,050	54,588
C Class	1,277	2,088	720
R Class	66,301	141,099	25,649
Directors’ fees and expenses	8,871	17,054	3,359
Other expenses	3,316	5,277	3,110
	431,934	859,646	169,610

Net investment income (loss)	2,514,633	4,981,567	812,257

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	155,498	(409,641)	(29,782)
Capital gain distributions received from underlying funds	251,221	537,525	88,555
	406,719	127,884	58,773

Change in net unrealized appreciation (depreciation) on investments in underlying funds	19,668,743	43,454,062	7,050,407

Net realized and unrealized gain (loss) on affiliates	20,075,462	43,581,946	7,109,180

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,590,095	$48,563,513	$7,921,437

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2011 (EXCEPT AS NOTED)
LIVESTRONG 2055 Portfolio(1)
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$1,805

Expenses:
Administrative fees:
Investor Class	116
A Class	7
C Class	4
R Class	4
Distribution and service fees:
A Class	9
C Class	15
R Class	9
Directors’ fees and expenses	4
168

Net investment income (loss)	1,637

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(1,344)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(13,727)

Net realized and unrealized gain (loss) on affiliates	(15,071)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,434)

(1)	March 31, 2011 (fund inception) through July 31, 2011.

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010
	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$6,005,847	$4,216,366	$13,959,046	$8,949,479
Net realized gain (loss)	901,037	(126,428)	1,100,779	(4,579,870)
Change in net unrealized appreciation (depreciation)	21,890,812	13,604,462	57,062,232	35,649,394
Net increase (decrease) in net assets resulting from operations	28,797,696	17,694,400	72,122,057	40,019,003

Distributions to Shareholders
From net investment income:
Investor Class	(1,724,983)	(2,206,291)	(5,333,544)	(4,463,585)
Institutional Class	(2,309,912)	(744,330)	(3,791,219)	(1,368,794)
A Class	(1,561,535)	(1,055,217)	(2,591,640)	(1,134,136)
C Class	(2,247)	(81)	(4,239)	—
R Class	(345,895)	(147,212)	(733,657)	(317,118)
Decrease in net assets from distributions	(5,944,572)	(4,153,131)	(12,454,299)	(7,283,633)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	53,820,893	50,632,210	155,640,909	157,121,897

Net increase (decrease) in net assets	76,674,017	64,173,479	215,308,667	189,857,267

Net Assets
Beginning of period	222,370,271	158,196,792	520,207,229	330,349,962
End of period	$299,044,288	$222,370,271	$735,515,896	$520,207,229

Undistributed net investment income	$276,189	$214,914	$5,659,457	$4,154,710

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010
	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$7,600,129	$3,818,655	$16,947,593	$10,483,590
Net realized gain (loss)	1,064,921	137,981	643,480	(9,470,835)
Change in net unrealized appreciation (depreciation)	33,449,748	14,314,949	91,238,346	59,600,664
Net increase (decrease) in net assets resulting from operations	42,114,798	18,271,585	108,829,419	60,613,419

Distributions to Shareholders
From net investment income:
Investor Class	(1,251,611)	(1,688,609)	(6,320,322)	(5,629,840)
Institutional Class	(3,174,240)	(522,929)	(4,809,062)	(1,558,390)
A Class	(1,600,256)	(468,137)	(2,997,497)	(1,074,979)
C Class	(1,434)	—	(6,415)	—
R Class	(313,422)	(104,320)	(858,031)	(308,725)
From net realized gains:
Investor Class	(21,207)	(128,380)	—	—
Institutional Class	(48,531)	(35,286)	—	—
A Class	(31,282)	(42,315)	—	—
C Class	(52)	—	—	—
R Class	(7,252)	(11,626)	—	—
Decrease in net assets from distributions	(6,449,287)	(3,001,602)	(14,991,327)	(8,571,934)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	132,548,877	132,134,943	234,218,288	177,818,886

Net increase (decrease) in net assets	168,214,388	147,404,926	328,056,380	229,860,371

Net Assets
Beginning of period	267,422,478	120,017,552	687,774,046	457,913,675
End of period	$435,636,866	$267,422,478	$1,015,830,426	$687,774,046

Undistributed net investment income	$3,185,922	$1,926,756	$6,925,666	$4,969,400

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010
	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$5,211,275	$2,545,074	$9,234,986	$5,327,430
Net realized gain (loss)	565,675	173,064	(236,088)	(6,312,800)
Change in net unrealized appreciation (depreciation)	32,437,621	12,892,175	68,489,867	40,076,977
Net increase (decrease) in net assets resulting from operations	38,214,571	15,610,313	77,488,765	39,091,607

Distributions to Shareholders
From net investment income:
Investor Class	(699,294)	(1,067,099)	(3,478,203)	(2,690,075)
Institutional Class	(2,191,429)	(337,882)	(2,410,054)	(813,193)
A Class	(1,152,037)	(347,879)	(1,691,054)	(639,672)
C Class	(1,835)	—	(1,324)	—
R Class	(230,484)	(73,615)	(535,965)	(156,330)
From net realized gains:
Investor Class	(9,274)	(121,629)	—	—
Institutional Class	(25,676)	(33,243)	—	—
A Class	(18,301)	(49,531)	—	—
C Class	(71)	—	—	—
R Class	(4,560)	(13,939)	—	—
Decrease in net assets from distributions	(4,332,961)	(2,044,817)	(8,116,600)	(4,299,270)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	119,289,463	110,979,695	171,881,322	140,993,510

Net increase (decrease) in net assets	153,171,073	124,545,191	241,253,487	175,785,847

Net Assets
Beginning of period	219,405,766	94,860,575	436,466,072	260,680,225
End of period	$372,576,839	$219,405,766	$677,719,559	$436,466,072

Undistributed net investment income	$2,261,945	$1,325,749	$3,656,568	$2,538,182

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010
	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$2,514,633	$1,031,341	$4,981,567	$2,565,123
Net realized gain (loss)	406,719	(10,558)	127,884	(4,303,375)
Change in net unrealized appreciation (depreciation)	19,668,743	6,470,949	43,454,062	24,427,791
Net increase (decrease) in net assets resulting from operations	22,590,095	7,491,732	48,563,513	22,689,539

Distributions to Shareholders
From net investment income:
Investor Class	(356,923)	(344,746)	(1,700,220)	(1,209,264)
Institutional Class	(974,609)	(176,416)	(1,510,177)	(562,617)
A Class	(588,456)	(151,094)	(855,162)	(312,014)
C Class	(370)	—	(844)	—
R Class	(104,220)	(32,698)	(234,012)	(65,021)
From net realized gains:
Investor Class	(2,106)	(19,542)	—	—
Institutional Class	(5,017)	(8,431)	—	—
A Class	(4,245)	(11,184)	—	—
C Class	(8)	—	—	—
R Class	(967)	(3,480)	—	—
Decrease in net assets from distributions	(2,036,921)	(747,591)	(4,300,415)	(2,148,916)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	76,311,904	69,758,316	122,889,608	82,586,901

Net increase (decrease) in net assets	96,865,078	76,502,457	167,152,706	103,127,524

Net Assets
Beginning of period	114,631,716	38,129,259	245,364,783	142,237,259
End of period	$211,496,794	$114,631,716	$412,517,489	$245,364,783

Undistributed net investment income	$1,018,185	$528,130	$1,841,628	$1,160,476

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010 (EXCEPT AS NOTED)
	LIVESTRONG 2050 Portfolio		LIVESTRONG 2055 Portfolio
Increase (Decrease) in Net Assets	2011	2010	2011(1)
Operations
Net investment income (loss)	$812,257	$227,786	$1,637
Net realized gain (loss)	58,773	(90,527)	(1,344)
Change in net unrealized appreciation (depreciation)	7,050,407	1,504,155	(13,727)
Net increase (decrease) in net assets resulting from operations	7,921,437	1,641,414	(13,434)

Distributions to Shareholders
From net investment income:
Investor Class	(138,426)	(47,343)	—
Institutional Class	(246,806)	(51,865)	—
A Class	(190,143)	(32,082)	—
C Class	(128)	—	—
R Class	(32,005)	(5,224)	—
From net realized gains:
Investor Class	(3,036)	(1,689)	—
Institutional Class	(4,632)	(1,512)	—
A Class	(5,288)	(1,587)	—
C Class	(18)	—	—
R Class	(1,216)	(422)	—
Decrease in net assets from distributions	(621,698)	(141,724)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	45,713,998	26,623,802	814,889

Net increase (decrease) in net assets	53,013,737	28,123,492	801,455

Net Assets
Beginning of period	35,279,223	7,155,731	—
End of period	$88,292,960	$35,279,223	$801,455

Undistributed net investment income	$328,205	$123,456	$1,660

(1)	March 31, 2011 (fund inception) through July 31, 2011.

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2011

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio, LIVESTRONG 2050 Portfolio and LIVESTRONG 2055 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the nine target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target-year, the target asset mix will be adjusted over time to become more conservative. In general, as the target-year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio.

The funds are authorized to issue the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is not charged an administrative fee. Sale of the funds’ C Class (except LIVESTRONG 2055 Portfolio) commenced on March 1, 2010. All classes of the LIVESTRONG 2055 Portfolio commenced sale on March 31, 2011.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio, and LIVESTRONG 2045 Portfolio are no longer subject to examination by tax authorities for years prior to 2008. For LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2050 Portfolio and LIVESTRONG 2055 Portfolio all tax years remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation has entered into an agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class is 0.20%. There is no administrative fee for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2011 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

The funds have a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMIS is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the funds by JPMIS terminated on July 31, 2011.

4. Investment Transactions

Investment transactions for the year ended July 31, 2011 (except as noted) were as follows:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Purchases	$80,345,187	$181,777,192	$149,897,666	$261,708,076	$131,611,487
Sales	$26,000,770	$23,521,115	$15,574,265	$24,071,618	$11,019,936

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio(1)
Purchases	$188,597,369	$84,661,880	$131,305,827	$49,644,252	$873,068
Sales	$14,794,782	$7,622,247	$7,186,706	$3,652,275	$56,542

(1)	March 31, 2011 (fund inception) through July 31, 2011.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG Income Portfolio
Investor Class
Sold	3,867,867	$42,746,431	2,184,083	$22,000,029
Issued in reinvestment of distributions	155,283	1,683,466	214,983	2,175,774
Redeemed	(6,712,956)	(72,499,924)	(2,436,052)	(24,569,889)
	(2,689,806)	(28,070,027)	(36,986)	(394,086)
Institutional Class
Sold	7,608,774	81,683,539	2,254,687	22,806,647
Issued in reinvestment of distributions	211,596	2,309,880	73,461	744,330
Redeemed	(2,313,001)	(25,510,658)	(1,144,764)	(11,599,020)
	5,507,369	58,482,761	1,183,384	11,951,957
A Class
Sold	2,975,540	32,599,481	4,719,612	47,468,266
Issued in reinvestment of distributions	130,319	1,418,248	98,440	997,333
Redeemed	(1,975,483)	(21,576,962)	(1,774,828)	(17,946,871)
	1,130,376	12,440,767	3,043,224	30,518,728
C Class
Sold	46,109	511,586	3,398	34,578
Issued in reinvestment of distributions	204	2,247	8	81
Redeemed	(1,822)	(20,716)	—	—
	44,491	493,117	3,406	34,659
R Class
Sold	1,591,574	17,255,984	1,266,751	12,691,175
Issued in reinvestment of distributions	30,276	329,787	14,206	144,087
Redeemed	(649,385)	(7,111,496)	(424,199)	(4,314,310)
	972,465	10,474,275	856,758	8,520,952
Net increase (decrease)	4,964,895	$53,820,893	5,049,786	$50,632,210

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2015 Portfolio
Investor Class
Sold	11,156,886	$128,979,615	8,952,469	$94,715,987
Issued in reinvestment of distributions	456,276	5,196,986	420,673	4,438,097
Redeemed	(10,863,090)	(123,997,448)	(4,965,891)	(52,328,242)
	750,072	10,179,153	4,407,251	46,825,842
Institutional Class
Sold	9,277,338	105,509,436	2,625,484	27,552,878
Issued in reinvestment of distributions	332,835	3,790,986	129,621	1,368,794
Redeemed	(2,524,446)	(29,360,607)	(1,140,994)	(12,013,568)
	7,085,727	79,939,815	1,614,111	16,908,104
A Class
Sold	7,720,590	88,905,443	8,713,060	91,872,960
Issued in reinvestment of distributions	198,382	2,259,566	99,377	1,048,428
Redeemed	(3,656,632)	(42,235,354)	(2,119,946)	(22,428,079)
	4,262,340	48,929,655	6,692,491	70,493,309
C Class
Sold	61,713	710,815	16,995	182,153
Issued in reinvestment of distributions	324	3,701	—	—
Redeemed	(108)	(1,242)	—	—
	61,929	713,274	16,995	182,153
R Class
Sold	2,913,661	33,525,194	3,023,842	31,852,385
Issued in reinvestment of distributions	58,136	662,176	27,956	295,219
Redeemed	(1,584,978)	(18,308,358)	(896,895)	(9,435,115)
	1,386,819	15,879,012	2,154,903	22,712,489
Net increase (decrease)	13,546,887	$155,640,909	14,885,751	$157,121,897

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2020 Portfolio
Investor Class
Sold	6,865,875	$68,849,965	5,126,049	$46,479,800
Issued in reinvestment of distributions	127,634	1,268,657	198,914	1,814,092
Redeemed	(10,504,064)	(103,475,796)	(2,386,514)	(21,522,805)
	(3,510,555)	(33,357,174)	2,938,449	26,771,087
Institutional Class
Sold	13,414,480	132,514,016	2,860,294	25,944,916
Issued in reinvestment of distributions	324,222	3,222,771	61,208	558,215
Redeemed	(2,218,519)	(22,406,681)	(701,267)	(6,435,507)
	11,520,183	113,330,106	2,220,235	20,067,624
A Class
Sold	5,445,993	54,732,597	9,414,120	85,093,641
Issued in reinvestment of distributions	163,615	1,626,334	55,971	510,452
Redeemed	(2,266,762)	(22,813,355)	(1,258,687)	(11,371,839)
	3,342,846	33,545,576	8,211,404	74,232,254
C Class
Sold	45,936	470,849	11,096	101,394
Issued in reinvestment of distributions	149	1,486	—	—
Redeemed	(1,290)	(13,184)	—	—
	44,795	459,151	11,096	101,394
R Class
Sold	2,453,434	24,730,819	1,616,523	14,574,000
Issued in reinvestment of distributions	31,418	312,291	12,710	115,914
Redeemed	(642,886)	(6,471,892)	(406,400)	(3,727,330)
	1,841,966	18,571,218	1,222,833	10,962,584
Net increase (decrease)	13,239,235	$132,548,877	14,604,017	$132,134,943

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2025 Portfolio
Investor Class
Sold	12,752,896	$150,342,919	10,707,619	$112,955,118
Issued in reinvestment of distributions	530,420	6,174,094	529,924	5,611,894
Redeemed	(14,626,385)	(168,543,171)	(6,947,516)	(73,413,347)
	(1,343,069)	(12,026,158)	4,290,027	45,153,665
Institutional Class
Sold	13,600,216	156,668,821	2,680,022	28,225,921
Issued in reinvestment of distributions	413,076	4,808,201	147,157	1,558,390
Redeemed	(2,451,632)	(29,060,912)	(1,204,515)	(12,708,793)
	11,561,660	132,416,110	1,622,664	17,075,518
A Class
Sold	10,405,113	121,888,544	10,386,950	109,810,806
Issued in reinvestment of distributions	221,596	2,579,376	92,438	979,846
Redeemed	(3,848,946)	(45,394,188)	(2,301,528)	(24,335,389)
	6,777,763	79,073,732	8,177,860	86,455,263
C Class
Sold	100,115	1,180,327	34,702	369,670
Issued in reinvestment of distributions	528	6,163	—	—
Redeemed	(3,355)	(40,211)	—	—
	97,288	1,146,279	34,702	369,670
R Class
Sold	4,399,874	51,593,119	3,458,392	36,451,313
Issued in reinvestment of distributions	64,903	755,471	26,847	284,575
Redeemed	(1,587,166)	(18,740,265)	(754,323)	(7,971,118)
	2,877,611	33,608,325	2,730,916	28,764,770
Net increase (decrease)	19,971,253	$234,218,288	16,856,169	$177,818,886

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2030 Portfolio
Investor Class
Sold	5,363,095	$52,926,770	3,912,912	$34,150,499
Issued in reinvestment of distributions	71,995	704,106	134,491	1,184,863
Redeemed	(9,046,568)	(86,396,863)	(1,626,724)	(14,163,323)
	(3,611,478)	(32,765,987)	2,420,679	21,172,039
Institutional Class
Sold	11,718,795	112,747,909	1,998,408	17,512,277
Issued in reinvestment of distributions	226,930	2,217,105	42,125	371,125
Redeemed	(1,487,108)	(14,820,482)	(461,324)	(4,047,600)
	10,458,617	100,144,532	1,579,209	13,835,802
A Class
Sold	5,438,752	53,421,379	8,696,020	75,624,511
Issued in reinvestment of distributions	119,652	1,169,003	45,160	397,410
Redeemed	(2,205,021)	(21,646,603)	(1,193,263)	(10,396,735)
	3,353,383	32,943,779	7,547,917	65,625,186
C Class
Sold	54,034	539,916	18,150	161,324
Issued in reinvestment of distributions	161	1,578	—	—
Redeemed	(504)	(5,215)	—	—
	53,691	536,279	18,150	161,324
R Class
Sold	2,494,652	24,607,018	1,676,516	14,587,178
Issued in reinvestment of distributions	23,482	229,425	9,934	87,520
Redeemed	(645,225)	(6,405,583)	(511,840)	(4,489,354)
	1,872,909	18,430,860	1,174,610	10,185,344
Net increase (decrease)	12,127,122	$119,289,463	12,740,565	$110,979,695

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2035 Portfolio
Investor Class
Sold	7,857,599	$95,418,889	7,508,667	$80,076,813
Issued in reinvestment of distributions	283,143	3,409,036	249,330	2,685,282
Redeemed	(7,206,648)	(85,091,646)	(4,028,136)	(43,126,429)
	934,094	13,736,279	3,729,861	39,635,666
Institutional Class
Sold	7,498,851	88,940,009	2,018,899	21,511,238
Issued in reinvestment of distributions	199,997	2,409,965	75,505	813,193
Redeemed	(1,450,179)	(17,807,836)	(792,577)	(8,482,180)
	6,248,669	73,542,138	1,301,827	13,842,251
A Class
Sold	7,534,662	91,327,934	7,418,021	79,117,746
Issued in reinvestment of distributions	119,673	1,440,869	51,157	550,958
Redeemed	(3,161,740)	(38,247,261)	(1,403,594)	(15,003,429)
	4,492,595	54,521,542	6,065,584	64,665,275
C Class
Sold	46,298	564,443	7,952	87,137
Issued in reinvestment of distributions	110	1,324	—	—
Redeemed	(3,789)	(46,245)	—	—
	42,619	519,522	7,952	87,137
R Class
Sold	3,730,770	45,259,912	2,588,166	27,661,446
Issued in reinvestment of distributions	39,416	474,568	12,538	135,037
Redeemed	(1,316,014)	(16,172,639)	(471,005)	(5,033,302)
	2,454,172	29,561,841	2,129,699	22,763,181
Net increase (decrease)	14,172,149	$171,881,322	13,234,923	$140,993,510

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2040 Portfolio
Investor Class
Sold	3,121,276	$30,538,435	2,448,495	$20,766,942
Issued in reinvestment of distributions	36,838	358,439	42,116	363,458
Redeemed	(3,577,668)	(33,694,763)	(826,471)	(7,020,496)
	(419,554)	(2,797,889)	1,664,140	14,109,904
Institutional Class
Sold	6,006,881	57,724,990	1,589,263	13,536,611
Issued in reinvestment of distributions	100,681	979,626	21,419	184,847
Redeemed	(943,462)	(9,346,083)	(293,039)	(2,515,316)
	5,164,100	49,358,533	1,317,643	11,206,142
A Class
Sold	3,386,044	33,115,794	5,300,972	44,957,456
Issued in reinvestment of distributions	60,882	592,379	18,804	162,278
Redeemed	(1,398,781)	(13,590,131)	(674,479)	(5,710,323)
	2,048,145	20,118,042	4,645,297	39,409,411
C Class
Sold	14,000	140,277	7,869	68,173
Issued in reinvestment of distributions	39	378	—	—
Redeemed	(592)	(6,005)	—	—
	13,447	134,650	7,869	68,173
R Class
Sold	1,342,347	13,157,079	850,629	7,161,309
Issued in reinvestment of distributions	10,511	102,270	4,165	35,945
Redeemed	(386,730)	(3,760,781)	(264,895)	(2,232,568)
	966,128	9,498,568	589,899	4,964,686
Net increase (decrease)	7,772,266	$76,311,904	8,224,848	$69,758,316

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2045 Portfolio
Investor Class
Sold	5,094,092	$62,481,188	4,194,877	$44,480,212
Issued in reinvestment of distributions	137,157	1,662,335	112,216	1,202,953
Redeemed	(3,184,460)	(38,024,344)	(2,696,306)	(28,650,407)
	2,046,789	26,119,179	1,610,787	17,032,758
Institutional Class
Sold	4,498,010	53,455,953	2,349,268	24,498,658
Issued in reinvestment of distributions	124,561	1,509,685	52,483	562,617
Redeemed	(1,194,531)	(14,654,783)	(671,080)	(7,121,731)
	3,428,040	40,310,855	1,730,671	17,939,544
A Class
Sold	4,662,028	56,851,789	4,520,937	47,724,570
Issued in reinvestment of distributions	63,916	774,024	26,822	287,269
Redeemed	(1,662,022)	(20,214,587)	(1,131,070)	(11,984,861)
	3,063,922	37,411,226	3,416,689	36,026,978
C Class
Sold	25,168	306,827	5,505	61,005
Issued in reinvestment of distributions	70	844	—	—
Redeemed	(1,746)	(20,523)	—	—
	23,492	287,148	5,505	61,005
R Class
Sold	2,181,976	26,647,337	1,394,358	14,752,941
Issued in reinvestment of distributions	17,525	212,407	5,467	58,605
Redeemed	(654,923)	(8,098,544)	(313,238)	(3,284,930)
	1,544,578	18,761,200	1,086,587	11,526,616
Net increase (decrease)	10,106,821	$122,889,608	7,850,239	$82,586,901

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Year ended July 31, 2011		Year ended July 31, 2010(1)
	Shares	Amount	Shares	Amount
LIVESTRONG 2050 Portfolio
Investor Class
Sold	1,500,061	$14,391,166	1,278,063	$10,637,873
Issued in reinvestment of distributions	14,770	140,608	5,827	48,830
Redeemed	(697,174)	(6,488,405)	(536,639)	(4,474,798)
	817,657	8,043,369	747,251	6,211,905
Institutional Class
Sold	2,732,002	26,246,124	815,071	6,734,114
Issued in reinvestment of distributions	26,412	251,438	6,369	53,377
Redeemed	(648,954)	(6,326,069)	(244,604)	(1,994,120)
	2,109,460	20,171,493	576,836	4,793,371
A Class
Sold	2,117,804	20,226,086	1,831,737	15,075,296
Issued in reinvestment of distributions	20,528	195,431	4,018	33,669
Redeemed	(725,333)	(6,974,110)	(284,881)	(2,325,820)
	1,412,999	13,447,407	1,550,874	12,783,145
C Class
Sold	8,259	77,698	3,804	31,774
Issued in reinvestment of distributions	15	146	—	—
Redeemed	(227)	(2,208)	—	—
	8,047	75,636	3,804	31,774
R Class
Sold	582,450	5,627,679	410,331	3,378,344
Issued in reinvestment of distributions	3,259	31,025	645	5,406
Redeemed	(173,457)	(1,682,611)	(70,964)	(580,143)
	412,252	3,976,093	340,012	2,803,607
Net increase (decrease)	4,760,415	$45,713,998	3,218,777	$26,623,802

(1)	March 1, 2010 (commencement of sale) through July 31, 2010 for the C Class.

	Period ended July 31, 2011(1)
	Shares	Amount
LIVESTRONG 2055 Portfolio
Investor Class
Sold	45,465	$458,728
Redeemed	(6,113)	(61,520)
	39,352	397,208
Institutional Class
Sold	38,584	388,975
Redeemed	(363)	(3,718)
	38,221	385,257
A Class
Sold	2,113	21,314
C Class
Sold	500	5,000
R Class
Sold	611	6,110
Net increase (decrease)	80,797	$814,889

(1)	March 31, 2011 (fund inception) through July 31, 2011.

6. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the year ended July 31, 2011 follows:

	July 31, 2010					July 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG Income Portfolio
NT Equity Growth Fund Institutional Class	3,439,712	$8,178,886	$4,678,081	$139,571	$475,596	3,809,560	$38,133,698
NT Growth Fund Institutional Class	1,439,628	3,486,798	2,128,329	144,019	109,932	1,547,706	19,052,255
NT Large Company Value Fund Institutional Class	3,265,018	7,058,306	2,541,030	14,288	475,802	3,811,026	32,317,497
NT Mid Cap Value Fund Institutional Class	951,588	2,195,451	261,855	3,202	714,492	1,141,255	11,640,797
NT Small Company Fund Institutional Class	628,454	739,950	459,246	60,676	24,752	656,316	5,808,397
NT Vista Fund Institutional Class(2)	675,757	1,083,557	934,241	137,058	—	676,274	7,317,287
Real Estate Fund Institutional Class	140,184	153,733	104,635	18,765	23,073	142,599	2,973,193
High-Yield Fund Institutional Class	1,431,037	2,689,858	25,147	(190)	764,766	1,865,156	11,489,363
Inflation-Adjusted Bond Fund Institutional Class	1,402,114	6,782,282	1,607,799	(3,529)	659,966	1,839,721	23,382,848
NT Diversified Bond Fund Institutional Class	5,456,060	29,073,682	8,011,257	(114,933)	2,938,304	7,438,053	80,777,257
Premium Money Market Fund Investor Class	21,795,946	9,203,917	859,937	—	2,695	30,139,926	30,139,926
International Bond Fund Institutional Class	1,097,284	6,235,355	1,861,231	(46,811)	823,120	1,415,907	21,224,449
NT International Growth Fund Institutional Class	1,301,380	3,463,412	2,092,253	83,613	127,408	1,444,074	14,787,321
		$80,345,187	$25,565,041	$435,729	$7,139,906		$299,044,288

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					July 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2015 Portfolio
NT Equity Growth Fund Institutional Class	7,922,047	$13,941,911	$2,431,684	$(33,506)	$1,107,555	9,141,749	$91,508,910
NT Growth Fund Institutional Class	4,035,942	6,378,626	2,611,106	287,946	298,755	4,325,052	53,241,385
NT Large Company Value Fund Institutional Class	7,844,148	13,712,045	1,215,389	(211,606)	1,134,487	9,352,451	79,308,787
NT Mid Cap Value Fund Institutional Class	2,651,591	6,444,716	1,427,153	27,116	1,903,424	3,137,879	32,006,362
NT Small Company Fund Institutional Class	1,503,665	971,735	395,973	(61,138)	57,847	1,574,723	13,936,298
NT Vista Fund Institutional Class(2)	2,232,357	1,755,506	3,096,153	103,307	—	2,078,971	22,494,461
Real Estate Fund Institutional Class	419,636	375,833	300,430	44,214	66,697	420,418	8,765,721
High-Yield Fund Institutional Class	3,197,121	7,657,729	—	—	1,764,257	4,444,513	27,378,203
Inflation-Adjusted Bond Fund Institutional Class	3,137,017	15,849,316	465,046	(622)	1,553,061	4,430,842	56,315,996
NT Diversified Bond Fund Institutional Class	12,149,820	68,974,258	8,127,449	(155,013)	6,780,242	17,850,926	193,861,059
Premium Money Market Fund Investor Class	37,572,863	23,500,834	—	—	5,089	61,073,697	61,073,697
NT Emerging Markets Fund Institutional Class(2)	589,212	674,385	416,912	37,044	—	609,882	6,714,804
NT International Growth Fund Institutional Class	3,526,193	7,072,499	2,269,608	(32,234)	345,942	4,034,890	41,317,276
International Bond Fund Institutional Class	2,194,532	14,467,799	785,128	(26,424)	1,703,476	3,174,979	47,592,937
		$181,777,192	$23,542,031	$(20,916)	$16,720,832		$735,515,896

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					July 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2020 Portfolio
NT Equity Growth Fund Institutional Class	3,878,540	$14,615,643	$1,214,268	$3,013	$596,907	5,291,922	$52,972,136
NT Growth Fund Institutional Class	2,314,648	9,561,727	1,765,178	23,665	193,889	2,988,657	36,790,370
NT Large Company Value Fund Institutional Class	4,017,766	14,573,225	768,787	(11,831)	646,273	5,669,354	48,076,121
NT Mid Cap Value Fund Institutional Class	1,539,491	7,656,989	1,021,615	26,468	1,205,690	2,188,104	22,318,660
NT Small Company Fund Institutional Class	845,512	1,574,888	182,405	5,597	34,988	1,012,997	8,965,027
NT Vista Fund Institutional Class(2)	1,458,784	4,021,742	2,036,936	329,788	—	1,620,383	17,532,548
Real Estate Fund Institutional Class	251,633	1,100,063	217,820	3,335	41,739	298,974	6,233,611
High-Yield Fund Institutional Class	1,539,353	6,068,924	76,047	75	935,343	2,516,284	15,500,310
Inflation-Adjusted Bond Fund Institutional Class	1,579,190	11,108,557	237,160	(3,913)	836,281	2,488,738	31,631,860
NT Diversified Bond Fund Institutional Class	6,041,522	48,255,195	4,473,801	(73,108)	3,613,442	10,138,888	110,108,320
NT Emerging Markets Fund Institutional Class(2)	670,909	1,593,003	717,972	128,612	—	742,812	8,178,357
NT International Growth Fund Institutional Class	2,143,671	8,038,790	1,814,480	49,691	210,296	2,787,782	28,546,882
Premium Money Market Fund Investor Class	13,181,772	12,105,986	22,102	—	1,955	25,265,656	25,265,656
International Bond Fund Institutional Class	925,247	9,622,934	589,866	(45,564)	768,635	1,568,846	23,517,008
		$149,897,666	$15,138,437	$435,828	$9,085,438		$435,636,866
(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					July 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2025 Portfolio
NT Equity Growth Fund Institutional Class	10,213,367	$20,392,775	$1,623,430	$(222,038)	$1,449,130	12,208,924	$122,211,331
NT Growth Fund Institutional Class	7,160,830	14,828,902	3,011,424	335,052	550,851	8,138,978	100,190,820
NT Large Company Value Fund Institutional Class	10,764,674	25,622,530	886,046	(168,461)	1,626,969	13,743,641	116,546,073
NT Mid Cap Value Fund Institutional Class	3,836,306	15,679,764	144,386	157	3,084,319	5,352,697	54,597,509
NT Small Company Fund Institutional Class	3,111,305	3,404,030	2,882,578	(442,293)	119,528	3,228,528	28,572,477
NT Vista Fund Institutional Class(2)	4,127,302	7,155,780	4,598,219	(60,583)	—	4,367,045	47,251,421
Real Estate Fund Institutional Class	735,902	1,913,413	284,292	(1,003)	122,814	825,558	17,212,874
High-Yield Fund Institutional Class	3,602,657	11,539,369	—	—	2,081,470	5,482,852	33,774,366
Inflation-Adjusted Bond Fund Institutional Class	3,661,210	20,925,953	93,002	(1,717)	1,865,206	5,404,546	68,691,782
NT Diversified Bond Fund Institutional Class	14,013,841	88,420,820	6,283,054	(96,260)	8,038,597	21,697,686	235,636,872
NT Emerging Markets Fund Institutional Class(2)	2,075,983	3,947,474	683,578	31,247	—	2,383,190	26,238,923
NT International Growth Fund Institutional Class	6,602,053	15,438,690	4,197,244	(187,243)	638,107	7,785,848	79,727,082
Premium Money Market Fund Investor Class	33,884,443	17,597,169	6,564	—	4,334	51,475,048	51,475,048
International Bond Fund Institutional Class	1,205,948	14,841,407	208,732	(17,789)	1,049,831	2,248,422	33,703,848
		$261,708,076	$24,902,549	$(830,931)	$20,631,156		$1,015,830,426

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					July 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2030 Portfolio
NT Equity Growth Fund Institutional Class	3,234,860	$13,370,376	$578,594	$838	$506,511	4,576,108	$45,806,844
NT Growth Fund Institutional Class	2,696,847	12,136,028	1,800,769	29,836	218,871	3,575,184	44,010,509
NT Large Company Value Fund Institutional Class	3,655,988	14,631,942	772,416	(20,629)	590,924	5,302,532	44,965,472
NT Mid Cap Value Fund Institutional Class	1,205,850	7,270,108	313,780	(269)	991,219	1,884,291	19,219,768
NT Small Company Fund Institutional Class	1,297,113	3,672,589	929,111	98,486	52,337	1,610,307	14,251,220
NT Vista Fund Institutional Class(2)	1,380,375	4,872,722	1,268,542	76,611	—	1,724,400	18,658,012
Real Estate Fund Institutional Class	272,490	1,521,939	221,058	(2,015)	46,651	343,442	7,160,772
High-Yield Fund Institutional Class	1,028,129	4,795,145	1,582	(13)	646,101	1,808,624	11,141,124
Inflation-Adjusted Bond Fund Institutional Class	1,041,190	8,750,270	124,695	(2,104)	584,425	1,761,582	22,389,710
NT Diversified Bond Fund Institutional Class	3,980,220	36,715,080	3,254,960	(63,518)	2,469,478	7,112,661	77,243,497
NT Emerging Markets Fund Institutional Class(2)	791,082	3,065,892	322,479	19,745	—	1,049,109	11,550,686
NT International Growth Fund Institutional Class	2,451,952	9,964,971	1,111,885	2,054	249,705	3,364,661	34,454,123
Premium Money Market Fund Investor Class	10,887,100	8,174,973	165,572	—	1,510	18,896,501	18,896,501
International Bond Fund Institutional Class	—	2,669,452	15,775	(304)	42,323	188,699	2,828,601
		$131,611,487	$10,881,218	$138,718	$6,400,055		$372,576,839

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					July 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2035 Portfolio
NT Equity Growth Fund Institutional Class	6,994,654	$17,971,034	$1,848,286	$(269,906)	$1,011,419	8,709,549	$87,182,582
NT Growth Fund Institutional Class	5,836,944	17,819,814	2,224,921	73,541	458,412	7,145,093	87,956,096
NT Large Company Value Fund Institutional Class	7,842,222	22,862,592	2,239,043	(547,087)	1,198,444	10,354,278	87,804,275
NT Mid Cap Value Fund Institutional Class	2,889,508	12,198,227	1,536,199	17,467	2,200,777	3,924,103	40,025,846
NT Small Company Fund Institutional Class	2,511,719	5,308,103	600,020	(112,657)	103,752	3,084,092	27,294,217
NT Vista Fund Institutional Class(2)	3,266,102	7,999,941	3,641,191	(185,161)	—	3,697,733	40,009,474
Real Estate Fund Institutional Class	596,089	2,300,398	315,529	(48,110)	102,145	708,485	14,771,911
High-Yield Fund Institutional Class	1,757,667	6,299,742	—	—	1,028,933	2,782,415	17,139,674
Inflation-Adjusted Bond Fund Institutional Class	1,785,605	12,124,102	—	—	948,888	2,797,469	35,555,827
NT Diversified Bond Fund Institutional Class	6,814,188	50,845,382	2,401,308	(32,301)	4,063,506	11,340,729	123,160,314
NT Emerging Markets Fund Institutional Class(2)	2,026,730	5,438,006	600,476	33,131	—	2,487,174	27,383,792
NT International Growth Fund Institutional Class	4,945,455	15,949,988	479,577	(20,685)	509,962	6,548,853	67,060,260
Premium Money Market Fund Investor Class	10,847,681	11,480,040	—	—	1,664	22,327,721	22,327,721
		$188,597,369	$15,886,550	$(1,091,768)	$11,627,902		$677,671,989

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					July 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2040 Portfolio
NT Equity Growth Fund Institutional Class	1,964,688	$10,066,408	$645,566	$(781)	$313,487	2,942,545	$29,454,876
NT Growth Fund Institutional Class	1,635,666	9,958,694	882,502	39,311	133,819	2,395,813	29,492,453
NT Large Company Value Fund Institutional Class	2,218,801	11,311,559	386,975	(9,716)	375,603	3,511,373	29,776,445
NT Mid Cap Value Fund Institutional Class	872,897	6,388,014	605,686	7,800	704,281	1,433,027	14,616,874
NT Small Company Fund Institutional Class	633,818	2,740,012	196,818	3,683	27,026	931,595	8,244,613
NT Vista Fund Institutional Class(2)	993,260	5,022,929	1,229,475	143,058	—	1,345,207	14,555,138
Real Estate Fund Institutional Class	175,161	1,417,318	149,250	(1,092)	31,139	244,192	5,091,408
High-Yield Fund Institutional Class	384,438	2,206,746	58,905	(663)	250,315	733,674	4,519,431
Inflation-Adjusted Bond Fund Institutional Class	389,283	4,301,843	240,652	(8,685)	232,424	728,615	9,260,700
NT Diversified Bond Fund Institutional Class	1,489,500	18,226,382	1,670,095	(28,879)	987,795	3,040,141	33,015,928
NT Emerging Markets Fund Institutional Class(2)	665,679	3,557,284	515,398	13,314	—	949,917	10,458,591
NT International Growth Fund Institutional Class	1,374,322	7,857,078	885,427	(1,852)	141,824	2,090,083	21,402,449
Premium Money Market Fund Investor Class	—	1,607,613	—	—	75	1,607,613	1,607,613
		$84,661,880	$7,466,749	$155,498	$3,197,788		$211,496,519

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					July 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2045 Portfolio
NT Equity Growth Fund Institutional Class	4,296,331	$16,304,016	$54,841	$(9,435)	$668,076	5,994,389	$60,003,832
NT Growth Fund Institutional Class	3,585,241	15,898,703	290,360	(6,977)	295,734	4,902,948	60,355,293
NT Large Company Value Fund Institutional Class	4,898,582	19,261,562	28,272	(7,425)	801,961	7,185,959	60,936,934
NT Mid Cap Value Fund Institutional Class	1,885,622	10,610,448	147,805	(13,631)	1,538,471	2,904,380	29,624,672
NT Small Company Fund Institutional Class	1,530,719	4,166,125	1,001,170	(172,226)	62,496	1,927,123	17,055,041
NT Vista Fund Institutional Class(2)	2,129,705	7,840,118	1,782,677	(90,526)	—	2,727,233	29,508,663
Real Estate Fund Institutional Class	409,336	2,487,045	221,713	(37,847)	73,141	535,859	11,172,655
High-Yield Fund Institutional Class	720,139	3,331,059	5,400	(236)	448,590	1,260,918	7,767,254
Inflation-Adjusted Bond Fund Institutional Class	731,901	6,081,618	14,829	(274)	411,410	1,238,125	15,736,568
NT Diversified Bond Fund Institutional Class	2,833,642	25,549,523	2,181,293	(31,062)	1,775,871	5,019,718	54,514,135
NT Emerging Markets Fund Institutional Class(2)	1,608,076	6,815,942	671,945	11,906	—	2,192,602	24,140,554
NT International Growth Fund Institutional Class	2,851,206	12,959,668	1,196,042	(51,908)	302,988	4,073,692	41,714,605
		$131,305,827	$7,596,347	$(409,641)	$6,378,738		$412,530,206

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010					July 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
LIVESTRONG 2050 Portfolio
NT Equity Growth Fund Institutional Class	637,861	$6,847,699	$245,335	$(4,635)	$125,240	1,321,173	$13,224,944
NT Growth Fund Institutional Class	532,286	6,805,509	321,841	(1,393)	50,873	1,075,701	13,241,879
NT Large Company Value Fund Institutional Class	726,891	7,530,038	209,096	(5,063)	151,571	1,589,778	13,481,321
NT Mid Cap Value Fund Institutional Class	279,715	3,864,552	93,926	(1,853)	265,442	644,206	6,570,897
NT Small Company Fund Institutional Class	243,568	2,138,809	241,889	1,445	11,336	465,927	4,123,458
NT Vista Fund Institutional Class(2)	316,149	3,523,031	506,797	3,314	—	606,842	6,566,033
Real Estate Fund Institutional Class	64,211	1,206,744	105,690	183	12,769	123,739	2,579,964
High-Yield Fund Institutional Class	88,965	856,343	6,362	(6)	69,402	226,920	1,397,828
Inflation-Adjusted Bond Fund Institutional Class	90,154	1,703,088	99,612	(2,873)	66,818	223,841	2,845,015
NT Diversified Bond Fund Institutional Class	344,140	7,072,698	846,129	(16,578)	268,704	928,073	10,078,872
NT Emerging Markets Fund Institutional Class(2)	251,337	3,172,746	372,108	(3,900)	—	515,573	5,676,455
NT International Growth Fund Institutional Class	390,856	4,922,995	633,272	1,577	48,267	830,596	8,505,300
		$49,644,252	$3,682,057	$(29,782)	$1,070,422		$88,291,966

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

	July 31, 2010(1)					July 31, 2011
Fund/Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Share Balance	Market Value
LIVESTRONG 2055 Portfolio
NT Equity Growth Fund Institutional Class	—	$132,848	$8,705	$(155)	$252	12,141	$121,532
NT Growth Fund Institutional Class	—	133,463	9,116	(164)	—	9,885	121,686
NT Large Company Value Fund Institutional Class	—	137,505	8,852	(282)	371	14,565	123,513
NT Mid Cap Value Fund Institutional Class	—	66,912	4,316	(120)	161	5,859	59,759
NT Small Company Fund Institutional Class	—	44,438	3,140	(54)	—	4,494	39,771
NT Vista Fund Institutional Class(3)	—	66,157	4,548	(92)	—	5,555	60,104
Real Estate Fund Institutional Class	—	25,103	1,964	(23)	—	1,146	23,888
NT Emerging Markets Fund Institutional Class(3)	—	56,263	3,379	(186)	—	4,750	52,294
NT International Growth Fund Institutional Class	—	80,236	4,412	(262)	—	7,408	75,859
High-Yield Fund Institutional Class	—	13,154	842	(14)	182	1,984	12,222
Inflation-Adjusted Bond Fund Institutional Class	—	25,736	1,881	3	272	1,951	24,801
NT Diversified Bond Fund Institutional Class	—	91,253	6,731	5	567	7,921	86,026
		$873,068	$57,886	$(1,344)	$1,805		$801,455

(1)	March 31, 2011 (fund inception).

(2)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(3)	Non-income producing.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of July 31, 2011, LIVESTRONG 2025 Portfolio owned 26% of the total outstanding shares of NT Diversified Bond Fund.

As of July 31, 2011, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund, NT Small Company Fund and NT Vista Fund.

8. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

9. Risk Factors

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

Some of the underlying funds concentrate their investments in stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

10. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2011 and July 31, 2010  (except as noted) were as follows:

	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
	2011	2010	2011	2010
Distributions Paid From
Ordinary income	$5,944,572	$4,153,131	$12,454,299	$7,283,633
Long-term capital gains	—	—	—	—

	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
	2011	2010	2011	2010
Distributions Paid From
Ordinary income	$6,422,210	$2,988,684	$14,991,327	$8,571,934
Long-term capital gains	$27,077	$12,918	—	—

	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
	2011	2010	2011	2010
Distributions Paid From
Ordinary income	$4,332,961	$2,037,212	$8,116,600	$4,299,270
Long-term capital gains	—	$7,605	—	—

	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
	2011	2010	2011	2010
Distributions Paid From
Ordinary income	$2,036,921	$746,151	$4,300,415	$2,148,916
Long-term capital gains	—	$1,440	—	—

	LIVESTRONG 2050 Portfolio		LIVESTRONG 2055 Portfolio
	2011	2010	2011(1)
Distributions Paid From
Ordinary income	$620,563	$139,987	—
Long-term capital gains	$1,135	$1,737	—

(1)	March 31, 2011 (fund inception) through July 31, 2011.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2011, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
Federal tax cost of investments	$264,404,523	$660,923,688	$380,688,146	$902,396,832	$320,648,456
Gross tax appreciation of investments	$34,639,765	$74,592,208	$54,948,720	$113,457,936	$51,928,383
Gross tax depreciation of investments	—	—	—	(24,342)	—
Net tax appreciation (depreciation) of investments	$34,639,765	$74,592,208	$54,948,720	$113,433,594	$51,928,383
Undistributed ordinary income	$276,189	$5,659,457	$3,326,918	$6,925,666	$2,404,285
Accumulated long-term gains	—	—	$1,058,809	—	$528,514
Accumulated capital losses	$(1,387,475)	$(2,729,468)	—	$(3,646,587)	—

	LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
Federal tax cost of investments	$599,842,866	$182,160,802	$370,220,424	$79,425,458	$816,552
Gross tax appreciation of investments	$77,829,123	$29,335,717	$42,309,782	$8,866,508	$3,014
Gross tax depreciation of investments	—	—	—	—	(18,111)
Net tax appreciation (depreciation) of investments	$77,829,123	$29,335,717	$42,309,782	$8,866,508	$(15,097)
Undistributed ordinary income	$3,656,568	$1,081,766	$1,841,628	$350,785	$1,686
Accumulated long-term gains	—	$405,771	—	$87,538	—
Accumulated capital losses	$(2,543,639)	—	$(1,780,341)	—	—

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

	2017	2018
LIVESTRONG Income Portfolio	—	$(1,387,475)
LIVESTRONG 2015 Portfolio	—	$(2,729,468)
LIVESTRONG 2025 Portfolio	—	$(3,646,587)
LIVESTRONG 2035 Portfolio	—	$(2,543,639)
LIVESTRONG 2045 Portfolio	$(49,022)	$(1,731,319)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Financial Highlights

LIVESTRONG Income Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.27	$9.53	$10.64	$11.06	$10.45
Income From Investment Operations
Net Investment Income (Loss)(1)	0.24	0.22	0.24	0.40	0.33
Net Realized and Unrealized Gain (Loss)	0.97	0.74	(0.95)	(0.38)	0.75
Total From Investment Operations	1.21	0.96	(0.71)	0.02	1.08
Distributions
From Net Investment Income	(0.25)	(0.22)	(0.31)	(0.42)	(0.32)
From Net Realized Gains	—	—	(0.09)	(0.02)	(0.15)
Total Distributions	(0.25)	(0.22)	(0.40)	(0.44)	(0.47)
Net Asset Value, End of Period	$11.23	$10.27	$9.53	$10.64	$11.06

Total Return(2)	11.87%	10.15%	(6.44)%	0.11%	10.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.21%	0.21%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.26%	2.19%	2.64%	3.61%	3.03%
Portfolio Turnover Rate	10%	13%	51%	26%	22%
Net Assets, End of Period (in thousands)	$81,907	$102,497	$95,441	$49,378	$44,109

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009		2008		2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.27	$9.53	$10.64		$11.06		$10.45
Income From Investment Operations
Net Investment Income (Loss)(1)	0.28	0.24	0.26		0.42		0.35
Net Realized and Unrealized Gain (Loss)	0.96	0.74	(0.95)		(0.38)		0.75
Total From Investment Operations	1.24	0.98	(0.69)		0.04		1.10
Distributions
From Net Investment Income	(0.27)	(0.24)	(0.33)		(0.44)		(0.34)
From Net Realized Gains	—	—	(0.09)		(0.02)		(0.15)
Total Distributions	(0.27)	(0.24)	(0.42)		(0.46)		(0.49)
Net Asset Value, End of Period	$11.24	$10.27	$9.53		$10.64		$11.06

Total Return(2)	12.20%	10.37%	(6.25)%		0.31%		10.73%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.46%	2.39%	2.84%		3.81%		3.23%
Portfolio Turnover Rate	10%	13%	51%		26%		22%
Net Assets, End of Period (in thousands)	$104,778	$39,202	$25,088		$9,737		$8,285

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.27	$9.53	$10.64	$11.05	$10.45
Income From Investment Operations
Net Investment Income (Loss)(2)	0.22	0.19	0.21	0.35	0.31
Net Realized and Unrealized Gain (Loss)	0.96	0.75	(0.94)	(0.35)	0.74
Total From Investment Operations	1.18	0.94	(0.73)	—	1.05
Distributions
From Net Investment Income	(0.22)	(0.20)	(0.29)	(0.39)	(0.30)
From Net Realized Gains	—	—	(0.09)	(0.02)	(0.15)
Total Distributions	(0.22)	(0.20)	(0.38)	(0.41)	(0.45)
Net Asset Value, End of Period	$11.23	$10.27	$9.53	$10.64	$11.05

Total Return(3)	11.60%	9.87%	(6.67)%	(0.05)%	10.13%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.46%	0.46%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.01%	1.94%	2.39%	3.36%	2.78%
Portfolio Turnover Rate	10%	13%	51%	26%	22%
Net Assets, End of Period (in thousands)	$87,205	$68,110	$34,202	$8,285	$8,129

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.27	$10.15
Income From Investment Operations
Net Investment Income (Loss)(2)	0.09	0.03
Net Realized and Unrealized Gain (Loss)	1.02	0.12
Total From Investment Operations	1.11	0.15
Distributions
From Net Investment Income	(0.14)	(0.03)
Net Asset Value, End of Period	$11.24	$10.27

Total Return(3)	10.87%	1.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.26%	0.77	%(5)
Portfolio Turnover Rate	10%	13	%(6)
Net Assets, End of Period (in thousands)	$538	$35

(1)	March 1, 2010 (commencement of sale) through July 31, 2010.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.26	$9.52	$10.63	$11.05	$10.44
Income From Investment Operations
Net Investment Income (Loss)(1)	0.19	0.16	0.18	0.30	0.27
Net Realized and Unrealized Gain (Loss)	0.96	0.75	(0.93)	(0.34)	0.76
Total From Investment Operations	1.15	0.91	(0.75)	(0.04)	1.03
Distributions
From Net Investment Income	(0.19)	(0.17)	(0.27)	(0.36)	(0.27)
From Net Realized Gains	—	—	(0.09)	(0.02)	(0.15)
Total Distributions	(0.19)	(0.17)	(0.36)	(0.38)	(0.42)
Net Asset Value, End of Period	$11.22	$10.26	$9.52	$10.63	$11.05

Total Return(2)	11.33%	9.61%	(6.91)%	(0.40)%	9.97%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.71%	0.71%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.76%	1.69%	2.14%	3.11%	2.53%
Portfolio Turnover Rate	10%	13%	51%	26%	22%
Net Assets, End of Period (in thousands)	$24,616	$12,527	$3,466	$351	$112

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.76	$9.87	$11.39	$11.91	$11.09
Income From Investment Operations
Net Investment Income (Loss)(1)	0.25	0.22	0.26	0.43	0.32
Net Realized and Unrealized Gain (Loss)	1.11	0.86	(1.29)	(0.49)	1.04
Total From Investment Operations	1.36	1.08	(1.03)	(0.06)	1.36
Distributions
From Net Investment Income	(0.24)	(0.19)	(0.35)	(0.41)	(0.27)
From Net Realized Gains	—	—	(0.14)	(0.05)	(0.27)
Total Distributions	(0.24)	(0.19)	(0.49)	(0.46)	(0.54)
Net Asset Value, End of Period	$11.88	$10.76	$9.87	$11.39	$11.91

Total Return(2)	12.72%	11.00%	(8.63)%	(0.67)%	12.46%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.21%	0.21%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.21%	2.11%	2.78%	3.62%	2.74%
Portfolio Turnover Rate	4%	9%	28%	20%	18%
Net Assets, End of Period (in thousands)	$322,747	$284,172	$217,149	$161,838	$139,725

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009		2008		2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.78	$9.89	$11.41		$11.93		$11.10
Income From Investment Operations
Net Investment Income (Loss)(1)	0.29	0.25	0.24		0.44		0.34
Net Realized and Unrealized Gain (Loss)	1.09	0.85	(1.25)		(0.48)		1.05
Total From Investment Operations	1.38	1.10	(1.01)		(0.04)		1.39
Distributions
From Net Investment Income	(0.26)	(0.21)	(0.37)		(0.43)		(0.29)
From Net Realized Gains	—	—	(0.14)		(0.05)		(0.27)
Total Distributions	(0.26)	(0.21)	(0.51)		(0.48)		(0.56)
Net Asset Value, End of Period	$11.90	$10.78	$9.89		$11.41		$11.93

Total Return(2)	12.92%	11.20%	(8.42)%		(0.46)%		12.77%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.41%	2.31%	2.98%		3.82%		2.94%
Portfolio Turnover Rate	4%	9%	28%		20%		18%
Net Assets, End of Period (in thousands)	$175,214	$82,264	$59,500		$17,845		$15,736

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.75	$9.86	$11.37	$11.89	$11.07
Income From Investment Operations
Net Investment Income (Loss)(2)	0.22	0.19	0.25	0.38	0.30
Net Realized and Unrealized Gain (Loss)	1.11	0.86	(1.29)	(0.47)	1.03
Total From Investment Operations	1.33	1.05	(1.04)	(0.09)	1.33
Distributions
From Net Investment Income	(0.21)	(0.16)	(0.33)	(0.38)	(0.24)
From Net Realized Gains	—	—	(0.14)	(0.05)	(0.27)
Total Distributions	(0.21)	(0.16)	(0.47)	(0.43)	(0.51)
Net Asset Value, End of Period	$11.87	$10.75	$9.86	$11.37	$11.89

Total Return(3)	12.44%	10.73%	(8.79)%	(0.93)%	12.20%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.46%	0.46%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.96%	1.86%	2.53%	3.37%	2.49%
Portfolio Turnover Rate	4%	9%	28%	20%	18%
Net Assets, End of Period (in thousands)	$178,615	$115,945	$40,386	$24,384	$19,270

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.72	$10.55
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12	0.04
Net Realized and Unrealized Gain (Loss)	1.12	0.13
Total From Investment Operations	1.24	0.17
Distributions
From Net Investment Income	(0.12)	—
Net Asset Value, End of Period	$11.84	$10.72

Total Return(3)	11.62%	1.61%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.21%	0.83	%(5)
Portfolio Turnover Rate	4%	9	%(6)
Net Assets, End of Period (in thousands)	$934	$182

(1)	March 1, 2010 (commencement of sale) through July 31, 2010.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.73	$9.84	$11.36	$11.88	$11.06
Income From Investment Operations
Net Investment Income (Loss)(1)	0.20	0.16	0.18	0.39	0.25
Net Realized and Unrealized Gain (Loss)	1.10	0.87	(1.25)	(0.51)	1.05
Total From Investment Operations	1.30	1.03	(1.07)	(0.12)	1.30
Distributions
From Net Investment Income	(0.18)	(0.14)	(0.31)	(0.35)	(0.21)
From Net Realized Gains	—	—	(0.14)	(0.05)	(0.27)
Total Distributions	(0.18)	(0.14)	(0.45)	(0.40)	(0.48)
Net Asset Value, End of Period	$11.85	$10.73	$9.84	$11.36	$11.88

Total Return(2)	12.18%	10.47%	(9.12)%	(1.19)%	11.92%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.71%	0.71%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.71%	1.61%	2.28%	3.12%	2.24%
Portfolio Turnover Rate	4%	9%	28%	20%	18%
Net Assets, End of Period (in thousands)	$58,006	$37,643	$13,316	$4,165	$3,187

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.30	$8.47	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.20	0.19	0.13	0.03
Net Realized and Unrealized Gain (Loss)	1.06	0.80	(1.03)	(0.54)
Total From Investment Operations	1.26	0.99	(0.90)	(0.51)
Distributions
From Net Investment Income	(0.19)	(0.15)	(0.12)	—
From Net Realized Gains	— (3)	(0.01)	—	—
Total Distributions	(0.19)	(0.16)	(0.12)	—
Net Asset Value, End of Period	$10.37	$9.30	$8.47	$9.49

Total Return(4)	13.66%	11.69%	(9.38)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.21%	0.21%	0.20%	0.20	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.13%	1.99%	1.70%	1.89	%(6)
Portfolio Turnover Rate	4%	8%	53%	0%
Net Assets, End of Period (in thousands)	$105,921	$127,604	$91,329	$1,073

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009		2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.31	$8.47	$9.50		$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.24	0.20	0.15		0.04
Net Realized and Unrealized Gain (Loss)	1.04	0.81	(1.05)		(0.54)
Total From Investment Operations	1.28	1.01	(0.90)		(0.50)
Distributions
From Net Investment Income	(0.21)	(0.16)	(0.13)		—
From Net Realized Gains	— (3)	(0.01)	—		—
Total Distributions	(0.21)	(0.17)	(0.13)		—
Net Asset Value, End of Period	$10.38	$9.31	$8.47		$9.50

Total Return(4)	13.88%	11.90%	(9.26)%		(5.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.01%	0.01%	0.00	%(6)	0.00	%(6)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.33%	2.19%	1.90%		2.09	%(7)
Portfolio Turnover Rate	4%	8%	53%		0%
Net Assets, End of Period (in thousands)	$169,034	$44,304	$21,532		$16

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Ratio was less than 0.005%.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.28	$8.45	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.19	0.15	0.15	0.04
Net Realized and Unrealized Gain (Loss)	1.05	0.81	(1.08)	(0.55)
Total From Investment Operations	1.24	0.96	(0.93)	(0.51)
Distributions
From Net Investment Income	(0.16)	(0.12)	(0.11)	—
From Net Realized Gains	— (4)	(0.01)	—	—
Total Distributions	(0.16)	(0.13)	(0.11)	—
Net Asset Value, End of Period	$10.36	$9.28	$8.45	$9.49

Total Return(5)	13.51%	11.43%	(9.72)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.46%	0.46%	0.45%	0.45	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.88%	1.74%	1.45%	1.64	%(7)
Portfolio Turnover Rate	4%	8%	53%	0%
Net Assets, End of Period (in thousands)	$124,401	$80,483	$3,882	$6

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.26	$9.12
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10	0.03
Net Realized and Unrealized Gain (Loss)	1.07	0.11
Total From Investment Operations	1.17	0.14
Distributions
From Net Investment Income	(0.09)	—
From Net Realized Gains	— (3)	—
Total Distributions	(0.09)	—
Net Asset Value, End of Period	$10.34	$9.26

Total Return(4)	12.68%	1.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21%	1.21	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13%	0.67	%(6)
Portfolio Turnover Rate	4%	8	%(7)
Net Assets, End of Period (in thousands)	$578	$103

(1)	March 1, 2010 (commencement of sale) through July 31, 2010.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.27	$8.44	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.16	0.13	0.14	0.03
Net Realized and Unrealized Gain (Loss)	1.05	0.81	(1.10)	(0.54)
Total From Investment Operations	1.21	0.94	(0.96)	(0.51)
Distributions
From Net Investment Income	(0.14)	(0.10)	(0.09)	—
From Net Realized Gains	— (3)	(0.01)	—	—
Total Distributions	(0.14)	(0.11)	(0.09)	—
Net Asset Value, End of Period	$10.34	$9.27	$8.44	$9.49

Total Return(4)	13.13%	11.17%	(9.96)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.71%	0.71%	0.70%	0.70	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.63%	1.49%	1.20%	1.39	%(6)
Portfolio Turnover Rate	4%	8%	53%	0%
Net Assets, End of Period (in thousands)	$35,703	$14,928	$3,274	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.78	$9.76	$11.63	$12.35	$11.49
Income From Investment Operations
Net Investment Income (Loss)(1)	0.23	0.19	0.22	0.42	0.28
Net Realized and Unrealized Gain (Loss)	1.34	1.00	(1.63)	(0.69)	1.34
Total From Investment Operations	1.57	1.19	(1.41)	(0.27)	1.62
Distributions
From Net Investment Income	(0.22)	(0.17)	(0.30)	(0.40)	(0.24)
From Net Realized Gains	—	—	(0.16)	(0.05)	(0.52)
Total Distributions	(0.22)	(0.17)	(0.46)	(0.45)	(0.76)
Net Asset Value, End of Period	$12.13	$10.78	$9.76	$11.63	$12.35

Total Return(2)	14.60%	12.19%	(11.64)%	(2.39)%	14.45%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.21%	0.21%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.98%	1.83%	2.43%	3.40%	2.34%
Portfolio Turnover Rate	3%	10%	22%	18%	18%
Net Assets, End of Period (in thousands)	$425,965	$393,154	$313,816	$215,024	$174,984

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009		2008		2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.79	$9.77	$11.64		$12.37		$11.51
Income From Investment Operations
Net Investment Income (Loss)(1)	0.27	0.21	0.24		0.43		0.31
Net Realized and Unrealized Gain (Loss)	1.32	1.00	(1.63)		(0.69)		1.34
Total From Investment Operations	1.59	1.21	(1.39)		(0.26)		1.65
Distributions
From Net Investment Income	(0.24)	(0.19)	(0.32)		(0.42)		(0.27)
From Net Realized Gains	—	—	(0.16)		(0.05)		(0.52)
Total Distributions	(0.24)	(0.19)	(0.48)		(0.47)		(0.79)
Net Asset Value, End of Period	$12.14	$10.79	$9.77		$11.64		$12.37

Total Return(2)	14.82%	12.40%	(11.45)%		(2.27)%		14.67%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.18%	2.03%	2.63%		3.60%		2.54%
Portfolio Turnover Rate	3%	10%	22%		18%		18%
Net Assets, End of Period (in thousands)	$257,121	$103,770	$78,031		$44,611		$44,250

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.77	$9.74	$11.61	$12.34	$11.48
Income From Investment Operations
Net Investment Income (Loss)(2)	0.20	0.16	0.21	0.35	0.26
Net Realized and Unrealized Gain (Loss)	1.33	1.01	(1.64)	(0.66)	1.33
Total From Investment Operations	1.53	1.17	(1.43)	(0.31)	1.59
Distributions
From Net Investment Income	(0.19)	(0.14)	(0.28)	(0.37)	(0.21)
From Net Realized Gains	—	—	(0.16)	(0.05)	(0.52)
Total Distributions	(0.19)	(0.14)	(0.44)	(0.42)	(0.73)
Net Asset Value, End of Period	$12.11	$10.77	$9.74	$11.61	$12.34

Total Return(3)	14.23%	12.03%	(11.89)%	(2.73)%	14.17%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.46%	0.46%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.73%	1.58%	2.18%	3.15%	2.09%
Portfolio Turnover Rate	3%	10%	22%	18%	18%
Net Assets, End of Period (in thousands)	$242,996	$143,045	$49,723	$28,073	$17,076

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.74	$10.58
Income From Investment Operations
Net Investment Income (Loss)(2)	0.11	0.02
Net Realized and Unrealized Gain (Loss)	1.34	0.14
Total From Investment Operations	1.45	0.16
Distributions
From Net Investment Income	(0.10)	—
Net Asset Value, End of Period	$12.09	$10.74

Total Return(3)	13.50%	1.51%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.98%	0.43	%(5)
Portfolio Turnover Rate	3%	10	%(6)
Net Assets, End of Period (in thousands)	$1,595	$373

(1)	March 1, 2010 (commencement of sale) through July 31, 2010.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.75	$9.73	$11.60	$12.32	$11.46
Income From Investment Operations
Net Investment Income (Loss)(1)	0.17	0.14	0.16	0.36	0.22
Net Realized and Unrealized Gain (Loss)	1.33	0.99	(1.62)	(0.70)	1.34
Total From Investment Operations	1.50	1.13	(1.46)	(0.34)	1.56
Distributions
From Net Investment Income	(0.16)	(0.11)	(0.25)	(0.33)	(0.18)
From Net Realized Gains	—	—	(0.16)	(0.05)	(0.52)
Total Distributions	(0.16)	(0.11)	(0.41)	(0.38)	(0.70)
Net Asset Value, End of Period	$12.09	$10.75	$9.73	$11.60	$12.32

Total Return(2)	13.97%	11.66%	(12.12)%	(2.90)%	13.90%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.71%	0.71%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.48%	1.33%	1.93%	2.90%	1.84%
Portfolio Turnover Rate	3%	10%	22%	18%	18%
Net Assets, End of Period (in thousands)	$88,153	$47,433	$16,344	$2,746	$1,378

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.95	$8.04	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.16	0.14	0.10	0.02
Net Realized and Unrealized Gain (Loss)	1.21	0.89	(1.36)	(0.63)
Total From Investment Operations	1.37	1.03	(1.26)	(0.61)
Distributions
From Net Investment Income	(0.15)	(0.11)	(0.09)	—
From Net Realized Gains	— (3)	(0.01)	—	—
Total Distributions	(0.15)	(0.12)	(0.09)	—
Net Asset Value, End of Period	$10.17	$8.95	$8.04	$9.39

Total Return(4)	15.41%	12.90%	(13.30)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.21%	0.21%	0.20%	0.20	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.76%	1.63%	1.48%	1.49	%(6)
Portfolio Turnover Rate	4%	7%	43%	4%
Net Assets, End of Period (in thousands)	$76,884	$99,983	$70,382	$626

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009		2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.95	$8.05	$9.40		$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.20	0.16	0.12		0.04
Net Realized and Unrealized Gain (Loss)	1.20	0.88	(1.37)		(0.64)
Total From Investment Operations	1.40	1.04	(1.25)		(0.60)
Distributions
From Net Investment Income	(0.17)	(0.13)	(0.10)		—
From Net Realized Gains	— (3)	(0.01)	—		—
Total Distributions	(0.17)	(0.14)	(0.10)		—
Net Asset Value, End of Period	$10.18	$8.95	$8.05		$9.40

Total Return(4)	15.62%	13.11%	(13.18)%		(6.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.01%	0.01%	0.00	%(6)	0.00	%(6)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.96%	1.83%	1.68%		1.69	%(7)
Portfolio Turnover Rate	4%	7%	43%		4%
Net Assets, End of Period (in thousands)	$144,661	$33,647	$17,528		$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Ratio was less than 0.005%.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.93	$8.03	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.15	0.12	0.11	0.03
Net Realized and Unrealized Gain (Loss)	1.20	0.88	(1.39)	(0.64)
Total From Investment Operations	1.35	1.00	(1.28)	(0.61)
Distributions
From Net Investment Income	(0.13)	(0.09)	(0.08)	—
From Net Realized Gains	— (4)	(0.01)	—	—
Total Distributions	(0.13)	(0.10)	(0.08)	—
Net Asset Value, End of Period	$10.15	$8.93	$8.03	$9.39

Total Return(5)	15.15%	12.51%	(13.53)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.46%	0.46%	0.45%	0.45	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.51%	1.38%	1.23%	1.24	%(7)
Portfolio Turnover Rate	4%	7%	43%	4%
Net Assets, End of Period (in thousands)	$114,892	$71,159	$3,378	$6

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.92	$8.80
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06	0.02
Net Realized and Unrealized Gain (Loss)	1.20	0.10
Total From Investment Operations	1.26	0.12
Distributions
From Net Investment Income	(0.05)	—
From Net Realized Gains	— (3)	—
Total Distributions	(0.05)	—
Net Asset Value, End of Period	$10.13	$8.92

Total Return(4)	14.18%	1.36%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21%	1.21	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.76%	0.41	%(6)
Portfolio Turnover Rate	4%	7	%(7)
Net Assets, End of Period (in thousands)	$728	$162

(1)	March 1, 2010 (commencement of sale) through July 31, 2010.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.92	$8.02	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12	0.10	0.12	0.02
Net Realized and Unrealized Gain (Loss)	1.20	0.88	(1.42)	(0.63)
Total From Investment Operations	1.32	0.98	(1.30)	(0.61)
Distributions
From Net Investment Income	(0.10)	(0.07)	(0.07)	—
From Net Realized Gains	— (3)	(0.01)	—	—
Total Distributions	(0.10)	(0.08)	(0.07)	—
Net Asset Value, End of Period	$10.14	$8.92	$8.02	$9.39

Total Return(4)	14.88%	12.24%	(13.76)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.71%	0.71%	0.70%	0.70	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.26%	1.13%	0.98%	0.99	%(6)
Portfolio Turnover Rate	4%	7%	43%	4%
Net Assets, End of Period (in thousands)	$35,411	$14,455	$3,573	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.92	$9.74	$12.10	$13.09	$11.85
Income From Investment Operations
Net Investment Income (Loss)(1)	0.20	0.17	0.19	0.41	0.24
Net Realized and Unrealized Gain (Loss)	1.59	1.15	(2.13)	(0.95)	1.71
Total From Investment Operations	1.79	1.32	(1.94)	(0.54)	1.95
Distributions
From Net Investment Income	(0.19)	(0.14)	(0.24)	(0.40)	(0.19)
From Net Realized Gains	—	—	(0.18)	(0.05)	(0.52)
Total Distributions	(0.19)	(0.14)	(0.42)	(0.45)	(0.71)
Net Asset Value, End of Period	$12.52	$10.92	$9.74	$12.10	$13.09

Total Return(2)	16.44%	13.58%	(15.54)%	(4.33)%	16.86%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.21%	0.21%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.68%	1.54%	2.12%	3.19%	1.87%
Portfolio Turnover Rate	3%	8%	18%	16%	23%
Net Assets, End of Period (in thousands)	$277,333	$231,716	$170,455	$128,815	$91,220

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009		2008		2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.93	$9.76	$12.12		$13.11		$11.87
Income From Investment Operations
Net Investment Income (Loss)(1)	0.24	0.19	0.20		0.44		0.26
Net Realized and Unrealized Gain (Loss)	1.58	1.14	(2.12)		(0.95)		1.72
Total From Investment Operations	1.82	1.33	(1.92)		(0.51)		1.98
Distributions
From Net Investment Income	(0.21)	(0.16)	(0.26)		(0.43)		(0.22)
From Net Realized Gains	—	—	(0.18)		(0.05)		(0.52)
Total Distributions	(0.21)	(0.16)	(0.44)		(0.48)		(0.74)
Net Asset Value, End of Period	$12.54	$10.93	$9.76		$12.12		$13.11

Total Return(2)	16.75%	13.68%	(15.34)%		(4.13)%		17.07%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.88%	1.74%	2.32%		3.39%		2.07%
Portfolio Turnover Rate	3%	8%	18%		16%		23%
Net Assets, End of Period (in thousands)	$154,449	$66,385	$46,544		$24,120		$22,314

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.90	$9.73	$12.09	$13.08	$11.83
Income From Investment Operations
Net Investment Income (Loss)(2)	0.17	0.14	0.17	0.35	0.21
Net Realized and Unrealized Gain (Loss)	1.59	1.14	(2.13)	(0.92)	1.72
Total From Investment Operations	1.76	1.28	(1.96)	(0.57)	1.93
Distributions
From Net Investment Income	(0.16)	(0.11)	(0.22)	(0.37)	(0.16)
From Net Realized Gains	—	—	(0.18)	(0.05)	(0.52)
Total Distributions	(0.16)	(0.11)	(0.40)	(0.42)	(0.68)
Net Asset Value, End of Period	$12.50	$10.90	$9.73	$12.09	$13.08

Total Return(3)	16.17%	13.21%	(15.77)%	(4.58)%	16.67%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.46%	0.46%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.43%	1.29%	1.87%	2.94%	1.62%
Portfolio Turnover Rate	3%	8%	18%	16%	23%
Net Assets, End of Period (in thousands)	$174,230	$103,002	$32,896	$19,145	$13,378

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.87	$10.74
Income From Investment Operations
Net Investment Income (Loss)(2)	0.07	0.01
Net Realized and Unrealized Gain (Loss)	1.59	0.12
Total From Investment Operations	1.66	0.13
Distributions
From Net Investment Income	(0.07)	—
Net Asset Value, End of Period	$12.46	10.87

Total Return(3)	15.25%	1.21%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.68%	0.29	%(5)
Portfolio Turnover Rate	3%	8	%(6)
Net Assets, End of Period (in thousands)	$630	$86

(1)	March 1, 2010 (commencement of sale) through July 31, 2010.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.89	$9.72	$12.07	$13.06	$11.82
Income From Investment Operations
Net Investment Income (Loss)(1)	0.14	0.11	0.14	0.43	0.18
Net Realized and Unrealized Gain (Loss)	1.58	1.15	(2.11)	(1.03)	1.71
Total From Investment Operations	1.72	1.26	(1.97)	(0.60)	1.89
Distributions
From Net Investment Income	(0.13)	(0.09)	(0.20)	(0.34)	(0.13)
From Net Realized Gains	—	—	(0.18)	(0.05)	(0.52)
Total Distributions	(0.13)	(0.09)	(0.38)	(0.39)	(0.65)
Net Asset Value, End of Period	$12.48	$10.89	$9.72	$12.07	$13.06

Total Return(2)	15.80%	12.93%	(15.92)%	(4.84)%	16.30%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.71%	0.71%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.18%	1.04%	1.62%	2.69%	1.37%
Portfolio Turnover Rate	3%	8%	18%	16%	23%
Net Assets, End of Period (in thousands)	$71,077	$35,276	$10,785	$2,178	$975

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.72	$7.75	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.14	0.12	0.09	0.01
Net Realized and Unrealized Gain (Loss)	1.39	0.95	(1.54)	(0.72)
Total From Investment Operations	1.53	1.07	(1.45)	(0.71)
Distributions
From Net Investment Income	(0.14)	(0.09)	(0.09)	—
From Net Realized Gains	— (3)	(0.01)	—	—
Total Distributions	(0.14)	(0.10)	(0.09)	—
Net Asset Value, End of Period	$10.11	$8.72	$7.75	$9.29

Total Return(4)	17.57%	13.80%	(15.53)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.21%	0.21%	0.20%	0.20	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.57%	1.40%	1.38%	1.10	%(6)
Portfolio Turnover Rate	5%	3%	25%	3%
Net Assets, End of Period (in thousands)	$44,433	$41,985	$24,386	$831

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	(4)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	(5)Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009		2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.73	$7.75	$9.29		$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.18	0.14	0.11		0.03
Net Realized and Unrealized Gain (Loss)	1.37	0.96	(1.56)		(0.74)
Total From Investment Operations	1.55	1.10	(1.45)		(0.71)
Distributions
From Net Investment Income	(0.16)	(0.11)	(0.09)		—
From Net Realized Gains	— (3)	(0.01)	—		—
Total Distributions	(0.16)	(0.12)	(0.09)		—
Net Asset Value, End of Period	$10.12	$8.73	$7.75		$9.29

Total Return(4)	17.78%	14.16%	(15.43)%		(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.01%	0.01%	0.00	%(6)	0.00	%(6)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.77%	1.60%	1.58%		1.30	%(7)
Portfolio Turnover Rate	5%	3%	25%		3%
Net Assets, End of Period (in thousands)	$78,468	$22,593	$9,846		$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Ratio was less than 0.005%.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.71	$7.73	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.13	0.09	0.09	0.02
Net Realized and Unrealized Gain (Loss)	1.37	0.97	(1.57)	(0.73)
Total From Investment Operations	1.50	1.06	(1.48)	(0.71)
Distributions
From Net Investment Income	(0.11)	(0.07)	(0.08)	—
From Net Realized Gains	— (4)	(0.01)	—	—
Total Distributions	(0.11)	(0.08)	(0.08)	—
Net Asset Value, End of Period	$10.10	$8.71	$7.73	$9.29

Total Return(5)	17.29%	13.68%	(15.87)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.46%	0.46%	0.45%	0.45	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.32%	1.15%	1.13%	0.85	%(7)
Portfolio Turnover Rate	5%	3%	25%	3%
Net Assets, End of Period (in thousands)	$69,629	$42,212	$1,551	$6

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.68	$8.60
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05	—	(3)
Net Realized and Unrealized Gain (Loss)	1.38	0.08
Total From Investment Operations	1.43	0.08
Distributions
From Net Investment Income	(0.04)	—
From Net Realized Gains	— (3)	—
Total Distributions	(0.04)	—
Net Asset Value, End of Period	$10.07	$8.68

Total Return(4)	16.46%	0.93%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21%	1.21	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57%	0.12	%(6)
Portfolio Turnover Rate	5%	3	%(7)
Net Assets, End of Period (in thousands)	$215	$68

(1)	March 1, 2010 (commencement of sale) through July 31, 2010.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.69	$7.72	$9.28	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10	0.08	0.10	0.02
Net Realized and Unrealized Gain (Loss)	1.38	0.95	(1.59)	(0.74)
Total From Investment Operations	1.48	1.03	(1.49)	(0.72)
Distributions
From Net Investment Income	(0.09)	(0.05)	(0.07)	—
From Net Realized Gains	— (3)	(0.01)	—	—
Total Distributions	(0.09)	(0.06)	(0.07)	—
Net Asset Value, End of Period	$10.08	$8.69	$7.72	$9.28

Total Return(4)	17.03%	13.28%	(16.01)%	(7.20)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.71%	0.71%	0.70%	0.70	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.07%	0.90%	0.88%	0.60	%(6)
Portfolio Turnover Rate	5%	3%	25%	3%
Net Assets, End of Period (in thousands)	$18,752	$7,773	$2,347	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.82	$9.59	$12.24	$13.40	$11.96
Income From Investment Operations
Net Investment Income (Loss)(1)	0.18	0.14	0.18	0.42	0.22
Net Realized and Unrealized Gain (Loss)	1.76	1.22	(2.41)	(1.12)	1.92
Total From Investment Operations	1.94	1.36	(2.23)	(0.70)	2.14
Distributions
From Net Investment Income	(0.17)	(0.13)	(0.22)	(0.41)	(0.17)
From Net Realized Gains	—	—	(0.20)	(0.05)	(0.53)
Total Distributions	(0.17)	(0.13)	(0.42)	(0.46)	(0.70)
Net Asset Value, End of Period	$12.59	$10.82	$9.59	$12.24	$13.40

Total Return(2)	17.98%	14.16%	(17.74)%	(5.53)%	18.23%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.21%	0.21%	0.20%	0.20%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.51%	1.35%	1.99%	3.19%	1.62%
Portfolio Turnover Rate	2%	9%	18%	18%	25%
Net Assets, End of Period (in thousands)	$157,711	$113,447	$85,095	$72,649	$48,229

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009		2008		2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.83	$9.60	$12.25		$13.42		$11.98
Income From Investment Operations
Net Investment Income (Loss)(1)	0.21	0.16	0.20		0.44		0.23
Net Realized and Unrealized Gain (Loss)	1.75	1.22	(2.41)		(1.12)		1.93
Total From Investment Operations	1.96	1.38	(2.21)		(0.68)		2.16
Distributions
From Net Investment Income	(0.19)	(0.15)	(0.24)		(0.44)		(0.19)
From Net Realized Gains	—	—	(0.20)		(0.05)		(0.53)
Total Distributions	(0.19)	(0.15)	(0.44)		(0.49)		(0.72)
Net Asset Value, End of Period	$12.60	$10.83	$9.60		$12.25		$13.42

Total Return(2)	18.10%	14.48%	(17.56)%		(5.40)%		18.44%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.01%	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.71%	1.55%	2.19%		3.39%		1.82%
Portfolio Turnover Rate	2%	9%	18%		18%		25%
Net Assets, End of Period (in thousands)	$110,477	$57,836	$34,639		$31,054		$28,483

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.80	$9.57	$12.22	$13.38	$11.94
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15	0.11	0.15	0.39	0.18
Net Realized and Unrealized Gain (Loss)	1.75	1.22	(2.40)	(1.13)	1.92
Total From Investment Operations	1.90	1.33	(2.25)	(0.74)	2.10
Distributions
From Net Investment Income	(0.14)	(0.10)	(0.20)	(0.37)	(0.13)
From Net Realized Gains	—	—	(0.20)	(0.05)	(0.53)
Total Distributions	(0.14)	(0.10)	(0.40)	(0.42)	(0.66)
Net Asset Value, End of Period	$12.56	$10.80	$9.57	$12.22	$13.38

Total Return(3)	17.63%	13.90%	(17.98)%	(5.78)%	17.96%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.46%	0.46%	0.45%	0.45%	0.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.26%	1.10%	1.74%	2.94%	1.37%
Portfolio Turnover Rate	2%	9%	18%	18%	25%
Net Assets, End of Period (in thousands)	$104,426	$56,695	$17,537	$11,411	$9,091

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.78	$10.67
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03	0.01
Net Realized and Unrealized Gain (Loss)	1.77	0.10
Total From Investment Operations	1.80	0.11
Distributions
From Net Investment Income	(0.05)	—
Net Asset Value, End of Period	$12.53	$10.78

Total Return(3)	16.68%	1.03%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.21%	1.21	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.51%	0.14	%(5)
Portfolio Turnover Rate	2%	9	%(6)
Net Assets, End of Period (in thousands)	$363	$59

(1)	March 1, 2010 (commencement of sale) through July 31, 2010.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31
	2011	2010	2009	2008	2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.79	$9.56	$12.21	$13.36	$11.93
Income From Investment Operations
Net Investment Income (Loss)(1)	0.12	0.09	0.11	0.38	0.12
Net Realized and Unrealized Gain (Loss)	1.75	1.21	(2.38)	(1.14)	1.94
Total From Investment Operations	1.87	1.30	(2.27)	(0.76)	2.06
Distributions
From Net Investment Income	(0.11)	(0.07)	(0.18)	(0.34)	(0.10)
From Net Realized Gains	—	—	(0.20)	(0.05)	(0.53)
Total Distributions	(0.11)	(0.07)	(0.38)	(0.39)	(0.63)
Net Asset Value, End of Period	$12.55	$10.79	$9.56	$12.21	$13.36

Total Return(2)	17.35%	13.63%	(18.20)%	(5.96)%	17.58%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.71%	0.71%	0.70%	0.70%	0.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.01%	0.85%	1.49%	2.69%	1.12%
Portfolio Turnover Rate	2%	9%	18%	18%	25%
Net Assets, End of Period (in thousands)	$39,540	$17,327	$4,966	$1,403	$753

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio — Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.45	$7.46	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.13	0.10	0.10	0.02
Net Realized and Unrealized Gain (Loss)	1.42	0.97	(1.80)	(0.79)
Total From Investment Operations	1.55	1.07	(1.70)	(0.77)
Distributions
From Net Investment Income	(0.12)	(0.08)	(0.07)	—
From Net Realized Gains	— (3)	— (3)	—	—
Total Distributions	(0.12)	(0.08)	(0.07)	—
Net Asset Value, End of Period	$9.88	$8.45	$7.46	$9.23

Total Return(4)	18.35%	14.33%	(18.30)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.21%	0.22%	0.20%	0.20	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.37%	1.17%	1.57%	1.16	%(6)
Portfolio Turnover Rate	6%	13%	26%	3%
Net Assets, End of Period (in thousands)	$20,035	$10,225	$3,454	$464

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio — Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009		2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.46	$7.47	$9.23		$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15	0.12	0.12		0.03
Net Realized and Unrealized Gain (Loss)	1.43	0.96	(1.80)		(0.80)
Total From Investment Operations	1.58	1.08	(1.68)		(0.77)
Distributions
From Net Investment Income	(0.14)	(0.09)	(0.08)		—
From Net Realized Gains	— (3)	— (3)	—		—
Total Distributions	(0.14)	(0.09)	(0.08)		—
Net Asset Value, End of Period	$9.90	$8.46	$7.47		$9.23

Total Return(4)	18.69%	14.54%	(18.09)%		(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.01%	0.02%	0.00	%(6)	0.00	%(6)(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.57%	1.37%	1.77%		1.36	%(7)
Portfolio Turnover Rate	6%	13%	26%		3%
Net Assets, End of Period (in thousands)	$30,796	$8,482	$3,179		$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Ratio was less than 0.005%.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio — A Class(1)
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.44	$7.45	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.11	0.07	0.07	0.02
Net Realized and Unrealized Gain (Loss)	1.41	0.97	(1.79)	(0.79)
Total From Investment Operations	1.52	1.04	(1.72)	(0.77)
Distributions
From Net Investment Income	(0.09)	(0.05)	(0.06)	—
From Net Realized Gains	— (4)	— (4)	—	—
Total Distributions	(0.09)	(0.05)	(0.06)	—
Net Asset Value, End of Period	$9.87	$8.44	$7.45	$9.23

Total Return(5)	18.08%	14.06%	(18.52)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(6)	0.46%	0.47%	0.45%	0.45	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.12%	0.92%	1.32%	0.91	%(7)
Portfolio Turnover Rate	6%	13%	26%	3%
Net Assets, End of Period (in thousands)	$29,685	$13,463	$336	$6

(1)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(2)	May 30, 2008 (fund inception) through July 31, 2008.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(6)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(7)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio — C Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.42	$8.35
Income From Investment Operations
Net Investment Income (Loss)(2)	0.05	—	(3)
Net Realized and Unrealized Gain (Loss)	1.40	0.07
Total From Investment Operations	1.45	0.07
Distributions
From Net Investment Income	(0.02)	—
From Net Realized Gains	— (3)	—
Total Distributions	(0.02)	—
Net Asset Value, End of Period	$9.85	$8.42

Total Return(4)	17.23%	0.84%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	1.21%	1.22	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%	0.06	%(6)
Portfolio Turnover Rate	6%	13	%(7)
Net Assets, End of Period (in thousands)	$117	$32

(1)	March 1, 2010 (commencement of sale) through July 31, 2010.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio — R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011	2010	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$8.43	$7.44	$9.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.09	0.06	0.08	0.02
Net Realized and Unrealized Gain (Loss)	1.41	0.96	(1.81)	(0.80)
Total From Investment Operations	1.50	1.02	(1.73)	(0.78)
Distributions
From Net Investment Income	(0.07)	(0.03)	(0.05)	—
From Net Realized Gains	— (3)	— (3)	—	—
Total Distributions	(0.07)	(0.03)	(0.05)	—
Net Asset Value, End of Period	$9.86	$8.43	$7.44	$9.22

Total Return(4)	17.80%	13.79%	(18.66)%	(7.80)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(5)	0.71%	0.73%	0.70%	0.70	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.87%	0.66%	1.07%	0.66	%(6)
Portfolio Turnover Rate	6%	13%	26%	3%
Net Assets, End of Period (in thousands)	$7,660	$3,076	$186	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.

(2)	Computed using average shares outstanding throughout the period.

(3)	Per-share amount was less than $0.005.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2055 Portfolio — Investor Class
For a Share Outstanding Throughout the Period Indicated
	2011(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.03
Net Realized and Unrealized Gain (Loss)	(0.11)
Total From Investment Operations	(0.08)
Net Asset Value, End of Period	$9.92

Total Return(3)	(0.80)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.20	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.86	%(5)
Portfolio Turnover Rate	12%
Net Assets, End of Period (in thousands)	$390

(1)	March 31, 2011 (fund inception) through July 31, 2011.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2055 Portfolio — Institutional Class
For a Share Outstanding Throughout the Period Indicated
	2011(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.04
Net Realized and Unrealized Gain (Loss)	(0.12)
Total From Investment Operations	(0.08)
Net Asset Value, End of Period	$9.92

Total Return(3)	(0.80)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.00	%(5)(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.06	%(5)
Portfolio Turnover Rate	12%
Net Assets, End of Period (in thousands)	$379

(1)	March 31, 2011 (fund inception) through July 31, 2011.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

LIVESTRONG 2055 Portfolio — A Class
For a Share Outstanding Throughout the Period Indicated
	2011(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.02
Net Realized and Unrealized Gain (Loss)	(0.11)
Total From Investment Operations	(0.09)
Net Asset Value, End of Period	$9.91

Total Return(3)	(0.90)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.45	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.61	%(5)
Portfolio Turnover Rate	12%
Net Assets, End of Period (in thousands)	$21

(1)	March 31, 2011 (fund inception) through July 31, 2011.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2055 Portfolio — C Class
For a Share Outstanding Throughout the Period Indicated
	2011(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.11)
Total From Investment Operations	(0.12)
Net Asset Value, End of Period	$9.88

Total Return(3)	(1.20)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	1.20	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14	)%(5)
Portfolio Turnover Rate	12%
Net Assets, End of Period (in thousands)	$5

(1)	March 31, 2011 (fund inception) through July 31, 2011.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2055 Portfolio — R Class
For a Share Outstanding Throughout the Period Indicated
	2011(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.01
Net Realized and Unrealized Gain (Loss)	(0.11)
Total From Investment Operations	(0.10)
Net Asset Value, End of Period	$9.90

Total Return(3)	(1.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.70	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36	%(5)
Portfolio Turnover Rate	12%
Net Assets, End of Period (in thousands)	$6

(1)	March 31, 2011 (fund inception) through July 31, 2011.

(2)	Computed using average shares outstanding throughout the period.

(3)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(5)	Annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors of
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio, and LIVESTRONG 2050 Portfolio, nine of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Corporation”) as of July 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of LIVESTRONG 2055 Portfolio, one of the portfolios constituting the Corporation, as of July 31, 2011, and the related statements of operations, changes in net assets, and the financial highlights for the period from March 31, 2011 (inception) through July 31, 2011. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio, LIVESTRONG 2050 Portfolio, and LIVESTRONG 2055 Portfolio of American Century Asset Allocation Portfolios, Inc. as of July 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods described above, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 20, 2011

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age for an individual director may be extended with the approval of the remaining independent directors.

Mr. Thomas is the only director who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	64	None
Andrea C. Hall (1945)	Director	Since 1997	Retired as advisor to the President, Midwest Research Institute (not-for-profit research organization) (June 2006)	64	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)(2006 to present); President, BUCON, Inc. (full-service design-build construction company) (2004 to 2006)	64	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)	64	Saia, Inc. and Entertainment Properties Trust

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5Years
Independent Directors
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	64	None
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	64	DST Systems Inc., Euronet Worldwide Inc., and Charming Shoppes, Inc.
John R. Whitten (1946)	Director	Since 2008	Project Consultant, Celanese Corp. (industrial chemical company)	64	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Advisory Director	Since 2011	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services) (2004 to 2010)	64	Applied Industrial Technology (2001 to 21010)

Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	104	None

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief
Administrative Officer, ACC (February 2006 to February 2007); Executive
Vice President, ACC (November 2005 to February 2007). Also serves as:
Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM;
Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007
to present); President, ACS (October 2007 to present); Managing Director,
Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley
(2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain
ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August
2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006);
and Treasurer and Chief Financial Officer, various American Century funds
(July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November
2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and
Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

Approval of Management Agreements

At a meeting held on June 9, 2011, the Funds’ Board of Directors unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a Fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Funds;

•	the wide range of other programs and services the Advisor provides to the Funds and their shareholders on a routine and non-routine basis;

•
the investment performance of the funds, including data comparing the Funds’ performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Funds to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Funds and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreements, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Funds. The Board noted that under the management agreements, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Funds

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Funds, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Funds to meet or exceed industry standards. More detailed information about the Funds’ performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreements, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Funds under the management agreements to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing the Funds, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services to the fund, and the reasonableness of the management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Funds. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund pays the Advisor an administrative fee and indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Funds’ independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each Fund’s expenses to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the expenses of each Fund are reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Funds to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between each Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

In addition, at a meeting held on December 9, 2010, the Funds’ Board of Directors unanimously approved the initial management agreement for the LIVESTRONG 2055 Portfolio.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated in advance of the meeting and considered by the Directors included the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The Directors also considered the wide range of programs and services to be provided by the Advisor to the fund and the Directors’ familiarity with the Advisor.

In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director attributed different weights to various factors. Based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including the independent Directors, concluded that the arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2011.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2011 as qualified for the corporate dividends received deduction.

LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
$1,568,842	$3,889,629	$2,290,729	$5,827,440	$2,040,735

LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
$4,265,643	$1,330,177	$2,871,882	$504,895	—

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions for the fiscal year ended July 31, 2011.

LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
—	—	$27,077	—	—

LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
—	—	—	$1,135	—

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871.

LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio	LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio
—	—	$81,247	—	$57,882

LIVESTRONG 2035 Portfolio	LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio	LIVESTRONG 2055 Portfolio
—	$12,343	—	$13,055	—

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-72766   1109

ANNUAL REPORT               JULY 31, 2011

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Portfolio Commentary	8
Portfolio Characteristics	12
Shareholder Fee Examples	13
Schedule of Investments	15
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	22
Notes to Financial Statements	25
Financial Highlights	34
Report of Independent Registered Public Accounting Firm	39
Management	40
Approval of Management Agreements	43
Additional Information	48

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2011. Our report offers investment performance and portfolio information, presented with the expert perspective and commentary of our portfolio management team.

This report remains one of our most important vehicles for conveying information about investment performance, as well as the market factors and strategies that affect fund returns. For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site.

Reporting Period Perspective: “Risk Rally” Ended, Economic Growth Lost Momentum

Benefiting from optimism, risk appetites, expanding corporate earnings, and other investment conditions that may prove difficult to sustain, global stock and high-yield corporate bond markets produced above-average returns for the 12 months ended July 31, 2011. Meanwhile, high-quality bonds lagged. Conditions shifted significantly during the last three months of the fiscal year—not enough to fully change the “risk was rewarded” theme of the period, but certainly enough to suggest greater caution ahead.

Broad stock market indices generally gained 15–30% during the period as monetary and fiscal intervention in 2010 stimulated growth and fueled investor optimism about economic and financial market conditions in 2011 and 2012. Most notably, the U.S. Federal Reserve launched its second round of quantitative easing (QE2), involving the purchase of U.S. government securities. This was designed to increase the money supply and encourage investors to purchase potentially higher-risk/higher-return assets, such as stocks.

Anticipation of QE2 and its potential impact, along with robust corporate earnings growth, helped trigger a “risk rally” that extended from August 2010 through April 2011. But the rally ran out of steam in May and June of 2011 as QE2 ended, the European debt crisis returned to prominence, and other debt and global economic challenges emerged. Concerns about fiscal austerity measures in debt-ridden countries revived recession fears and deflated global equity market returns. We appreciate your continued trust in us during these uncertain times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

With an existing vacancy and several directors approaching retirement age over the next few years, your American Century Investments Kansas City-based mutual fund board of directors recently addressed board succession planning. The board developed a succession plan and conducted an extensive search that yielded two new members who joined the board in 2011.

As part of the planning process, the board referred to the criteria for potential new directors set forth in its director nomination policy adopted in 2009. A nomination process generated more than 20 candidates whose credentials were reviewed by the board’s Governance Committee. Six candidates were selected by the committee for telephone interviews. Three were then chosen for in person interviews.

The committee recommended, and the full board approved, the addition of Jan Lewis, currently the President and Chief Executive Officer of Catholic Charities of Northeast Kansas, to fill the vacant board seat and the addition as an advisory director of Stephen E. Yates, who recently retired as Executive Vice President, Technology and Operations at Keycorp of Cleveland, Ohio. Mr. Yates will serve in an advisory capacity for 12-18 months before becoming an active director. Both of these additions bring operating management experience and unique perspectives to our various tasks.

We look forward to the contributions of our new directors to our efforts as shareholder representatives and thank the Governance Committee for their thorough search process.

If you have comments, suggestions or questions send them to me at dhpratt@fundboardchair.com.

Best regards,

Don Pratt

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Performance

Total Returns as of July 31, 2011
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative — Investor Class	AONIX	8.16%	4.97%	4.91%	9/30/04
One Choice Portfolio: Conservative — Investor Class	AOCIX	11.90%	5.04%	5.52%	9/30/04
One Choice Portfolio: Moderate — Investor Class	AOMIX	15.35%	4.91%	6.26%	9/30/04
One Choice Portfolio: Aggressive — Investor Class	AOGIX	18.67%	4.88%	6.67%	9/30/04
One Choice Portfolio: Very Aggressive — Investor Class	AOVIX	20.97%	3.92%	6.42%	9/30/04
Russell 3000 Index	—	20.94%	2.89%	4.94%	—
Barclays Capital U.S. Aggregate Bond Index	—	4.44%	6.57%	5.38%	—

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays Capital U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of July 31, 2011.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

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Growth of $10,000 Over Life of One Choice Portfolio: Very Conservative
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Conservative
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

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Growth of $10,000 Over Life of One Choice Portfolio: Moderate
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Aggressive
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

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Growth of $10,000 Over Life of One Choice Portfolio: Very Aggressive
$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class	0.66%
One Choice Portfolio: Conservative — Investor Class	0.76%
One Choice Portfolio: Moderate — Investor Class	0.86%
One Choice Portfolio: Aggressive — Investor Class	0.95%
One Choice Portfolio: Very Aggressive — Investor Class	1.03%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

7

Portfolio Commentary

Portfolio Managers: Enrique Chang, Scott Wittman, Rich Weiss, Irina Torelli, and Scott Wilson

In February 2011, Scott Wilson was named a portfolio manager for the One Choice Portfolios. Mr. Wilson, who has been with American Century Investments since 1992, was previously a quantitative analyst supporting the One Choice Portfolios management team.

Performance Summary

Each of the five One Choice Portfolios advanced for the fiscal year ended July 31, 2011, with returns ranging from 8.16% for One Choice Portfolio: Very Conservative to 20.97% for One Choice Portfolio: Very Aggressive (see pages 4–7 for more detailed performance information). The gains for the 12-month period reflected positive performance across all asset classes represented in the Portfolios.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Stock Market Review

The U.S. stock market enjoyed robust returns for the 12 months ended July 31, 2011, with the broad equity indices returning more than 20%. The main catalyst for the sharp rally in stocks was growing investor confidence in a U.S. economic recovery, though that confidence faltered somewhat late in the period.

After a bumpy start, the equity market began a steady rise in September 2010 as improving economic data reassured investors that the economy would avoid a “double-dip” recession (a return to recession after a brief period of recovery). Most notably, employment growth turned positive after 2½ years of persistent job losses. In addition, a renewal of the Federal Reserve’s quantitative easing program and an extension of expiring federal tax breaks further boosted the market’s confidence that a promising economic recovery was underway.

Stocks continued to advance in early 2011 despite unrest in the Middle East and North Africa, as well as a devastating earthquake and tsunami in Japan. By May, however, evidence of a slowdown in economic activity, renewed concerns about a European sovereign debt crisis, and government wrangling over the federal debt ceiling in the U.S. weighed on investor confidence. As a result, stocks experienced a pullback in the final three months of the period.

Nonetheless, the broad equity indices posted strong gains overall for the 12-month period (see the table on page 9). Mid- and small-cap issues generated the best returns, outpacing large-cap shares, while growth stocks outperformed value across all market capitalizations, most dramatically among smaller companies.

8

Market Index Total Returns
For the 12 months ended July 31, 2011
U.S. Stocks
Russell 1000 Index (Large-Cap)	20.68%
Russell Midcap Index	24.51%
Russell 2000 Index (Small-Cap)	23.92%
International Stocks
MSCI EAFE (Europe, Australasia, Far East) Index	17.17%
MSCI Emerging Markets Index	17.45%
U.S. Fixed Income
Barclays Capital U.S. Aggregate Bond Index	4.44%
Barclays Capital U.S. Corporate High-Yield Bond Index	12.95%
Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index	11.79%
Barclays Capital U.S. Corporate Bond Index (investment-grade)	6.87%
Barclays Capital U.S. MBS Index (mortgage-backed securities)	3.85%
Barclays Capital U.S. Treasury Bond Index	3.39%
International Bonds
Barclays Capital Global Treasury Bond Index, ex-U.S.	11.75%

International stocks also rallied for the 12-month period, though returns lagged the domestic equity market. Improving economic conditions in many regions of the world provided a boost to stock markets around the globe. International stocks remained on an upward trajectory despite the dramatic global events that transpired in early 2011, including a growing debt crisis in Europe that led to bailouts for Greece, Ireland, and Portugal. Stock markets along the Pacific Rim (excluding Japan) posted the best returns, led by Australia and New Zealand, whose economies benefited from growing demand for commodities. The best-performing markets in Europe included Germany, Norway, and Switzerland. The most notable laggards were Greece, which faced a crippling debt crisis, and Japan, whose economy was hurt by the earthquake and tsunami.

Bond Market Review

U.S. bonds gained ground for the 12-month period, though market leadership shifted. As the economic environment improved, corporate bonds generated the best results; in particular, corporate high-yield securities benefited from stronger corporate balance sheets, rising profitability, and strong investor demand for higher yielding investments. Treasury inflation-protected securities (TIPS) were also among the top performers as better economic growth and rising commodity prices led to concerns about higher inflation down the road. As the table illustrates, high-yield corporate bonds and TIPS produced double-digit gains for the reporting period.

Treasury bonds lagged the rest of the U.S. bond market for much of the period as inflation concerns drove yields higher, especially among longer-term bonds. However, Treasury securities outperformed during the last three months of the period amid weaker economic conditions—which erased inflation fears—and a flight to quality resulting from the escalating European debt crisis.

International bonds posted double-digit gains in U.S. dollar terms for the 12 months. Changing economic conditions and the worsening sovereign debt

9

problems in Europe led to some meaningful volatility for international bond yields, but they were generally flat to slightly higher across most regions of the world. The biggest impact on international bond performance for U.S. investors was a broad decline in the U.S. dollar; excluding currency fluctuations, the broad international bond indices advanced by less than 1% for the 12-month period. In local currencies, the U.K. was one of the best-performing bond markets, while the more fiscally troubled European countries declined.

Portfolio Performance

Each One Choice Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See page 12 for the specific underlying fund allocations for each One Choice Portfolio.)

Within the Portfolios, every equity fund delivered double-digit gains for the 12-month period, with many achieving returns of more than 20%. Top-performing funds included the Vista Fund, a mid-cap growth fund, and the Real Estate Fund, which invests in real estate investment trusts (REITs). The laggards were the value-oriented components—the Large Company Value Fund and the Mid Cap Value Fund—reflecting the general underperformance of value issues during the reporting period. Large Company Value and Mid Cap Value were the only two equity funds in the Portfolios to return less than 20% for the 12 months.

The leading performers among the Portfolios’ fixed-income components were the High-Yield Fund and the Inflation-Adjusted Bond Fund, both of which posted returns of more than 10% for the 12-month period. The International Bond Fund also generated strong results during the period, while the Diversified Bond Fund (the Portfolios’ largest fixed-income holding) produced a modest gain.

Portfolio Strategy

Each Portfolio has a “neutral” asset mix (the target allocations for stocks, bonds, and cash) that remains fixed over time. Our management approach involves making modest tactical adjustments to each Portfolio’s actual asset mix to add value and improve the Portfolios’ ability to meet their investment objectives.

At the beginning of the 12-month period, the Portfolios’ were positioned defensively, with a slight overweight position in bonds and a matching underweight position in stocks. This positioning represented a cautious approach given the uncertain global economic environment. However, in the fourth quarter of 2010, we shifted the Portfolios’ tactical allocation back to a neutral position by eliminating the underweight position in stocks and overweight position in bonds. The primary reason behind this change was equity market valuations, which had become increasingly attractive, especially compared to other asset classes. This change in positioning proved favorable as stocks outperformed bonds during the period.

Despite the change in the Portfolios’ broad tactical allocation, we retained a tilt toward growth over value within the equity component. The Portfolios held overweight positions in the Growth and Vista funds, along with corresponding underweight positions in the Large Company Value and Mid Cap Value funds. This positioning paid off as Growth and Vista outperformed the two value funds by a wide margin during the 12 months.

10

Security selection was most successful in the Portfolios’ international equity holdings—the International Growth and Emerging Markets funds—as well as the Real Estate and Equity Growth funds. In contrast, stock selection among the Portfolios’ two value funds detracted from results.

The Diversified Bond Fund, the largest fixed-income component in each Portfolio, slightly underperformed the broad bond market indices. Sector allocation added value, particularly an overweight position in corporate bonds and an underweight in Treasury securities, but this was offset by the negative impact of a steeper yield curve. As part of the change back to a neutral tactical allocation, we shifted from an underweight to a neutral position in the High-Yield Fund, and this proved favorable as the High-Yield Fund was the best performer among the Portfolios’ bond components.

Outlook

Our asset allocation decisions are based in part on a disciplined quantitative process that provides insight into the relative attractiveness of various asset classes—equities, fixed-income securities, cash-equivalent investments, and REITs. We also enlist similar processes to aid in the decision to take size, sector, and style tilts within the Portfolios.

Based on this framework, we find stocks attractive relative to bonds and cash-equivalents in the current environment. The primary driver is market valuation—equities continue to appear undervalued compared with any alternative. Earnings and dividend yields (two key components of equity valuation calculations) significantly exceed Treasury bond yields across the maturity spectrum. Even adjusting for risk, the stock market remains attractively valued given current price levels.

There are two potential avenues for valuations to shift in favor of bonds or cash—a sudden, sharp rise in interest rates, or a significant decline in corporate earnings forecasts. Given the current economic situation, sharply higher rates are unlikely in the near term. However, the current economic slowdown could lead to weaker corporate earnings, making stocks less undervalued. Nonetheless, the decline in earnings would have to be severe to push our valuation measures back in favor of bonds or cash assets, and we don’t believe an earnings slowdown of that magnitude will occur, even with a pessimistic outlook for the economy.

Having said that, the fact that we view stocks as undervalued doesn’t necessarily make them attractive for immediate purchase. After all, an undervalued equity market can always get even more undervalued. This is why we also rely on economic and technical measures, which help put valuation in its proper perspective by providing confirming or contradicting indications of market attractiveness. Currently, the economic landscape is a major concern and undermines the short-term allure of stocks, as do investor sentiment and market momentum.

Our conclusion—although stocks appear to be significantly undervalued in the near term, economic and other forces affecting the financial markets mitigate that view to a large extent. Consequently, we remain neutrally positioned across all asset classes as we move into the latter half of 2011.

11

Portfolio Characteristics

Underlying Fund Allocations as a % of net assets as of July 31, 2011(1)
	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Equity
Equity Growth Fund	4.9%	8.8%	15.7%	14.4%	17.7%
Growth Fund	3.0%	5.1%	8.4%	14.9%	18.2%
Large Company Value Fund	7.4%	10.3%	8.9%	8.0%	10.0%
Mid Cap Value Fund	4.5%	6.1%	4.9%	4.2%	5.5%
Real Estate Fund	2.0%	2.0%	2.0%	2.0%	2.0%
Small Company Fund	1.0%	1.5%	1.9%	2.2%	2.5%
VistaSM Fund	2.0%	4.4%	7.4%	13.9%	16.9%
Emerging Markets Fund	—	—	4.0%	6.5%	7.5%
International Growth Fund	—	5.9%	10.0%	12.6%	15.6%
Total Equity	24.8%	44.1%	63.2%	78.7%	95.9%
Fixed Income
Diversified Bond Fund	32.2%	30.5%	19.3%	11.1%	3.1%
High-Yield Fund	—	—	3.0%	5.1%	—
Inflation-Adjusted Bond Fund	10.1%	9.2%	6.3%	4.1%	—
International Bond Fund	10.0%	8.1%	3.1%	—	—
Total Fixed Income	52.3%	47.8%	31.7%	20.3%	3.1%
Prime Money Market Fund	22.9%	8.1%	5.1%	1.0%	1.0%
Other Assets and Liabilities	— (2)	— (2)	— (2)	— (2)	— (2)

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

12

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/11	Ending Account Value 7/31/11	Expenses Paid During Period(1) 2/1/11 - 7/31/11	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/11 - 7/31/11	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,035.60	$0.00	0.00%(3)	$3.18	0.63%
Hypothetical
Investor Class	$1,000	$1,024.79	$0.00	0.00%(3)	$3.16	0.63%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,036.10	$0.00	0.00%(3)	$3.79	0.75%
Hypothetical
Investor Class	$1,000	$1,024.79	$0.00	0.00%(3)	$3.76	0.75%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,034.10	$0.00	0.00%(3)	$4.29	0.85%
Hypothetical
Investor Class	$1,000	$1,024.79	$0.00	0.00%(3)	$4.26	0.85%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,032.80	$0.00	0.00%(3)	$4.79	0.95%
Hypothetical
Investor Class	$1,000	$1,024.79	$0.00	0.00%(3)	$4.76	0.95%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,027.70	$0.00	0.00%(3)	$5.08	1.01%
Hypothetical
Investor Class	$1,000	$1,024.79	$0.00	0.00%(3)	$5.06	1.01%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.

(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

14

Schedule of Investments

JULY 31, 2011

	Shares	Value
One Choice Portfolio: Very Conservative
Mutual Funds(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS —42.3%
Diversified Bond Fund Investor Class	6,041,121	$66,391,914
Inflation-Adjusted Bond Fund Investor Class	1,644,028	20,895,597
		87,287,511
DOMESTIC EQUITY FUNDS —24.8%
Equity Growth Fund Investor Class	467,493	10,210,048
Growth Fund Investor Class	228,796	6,127,161
Large Company Value Fund Investor Class	2,761,401	15,325,775
Mid Cap Value Fund Investor Class	736,240	9,210,360
Real Estate Fund Investor Class	198,109	4,120,674
Small Company Fund Investor Class	252,408	2,041,983
Vista Fund Investor Class(2)	235,678	4,105,501
		51,141,502
MONEY MARKET FUNDS —22.9%
Prime Money Market Fund Investor Class	47,372,238	47,372,238
INTERNATIONAL FIXED INCOME FUNDS —10.0%
International Bond Fund Investor Class	1,384,407	20,738,423
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $187,409,438)		206,539,674
OTHER ASSETS AND LIABILITIES(3)		—
TOTAL NET ASSETS — 100.0%		$206,539,674

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
One Choice Portfolio: Conservative
Mutual Funds(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS —39.7%
Diversified Bond Fund Investor Class	12,934,678	$142,152,116
Inflation-Adjusted Bond Fund Investor Class	3,385,240	43,026,399
		185,178,515
DOMESTIC EQUITY FUNDS —38.2%
Equity Growth Fund Investor Class	1,880,738	41,075,320
Growth Fund Investor Class	894,126	23,944,684
Large Company Value Fund Investor Class	8,649,421	48,004,287
Mid Cap Value Fund Investor Class	2,285,733	28,594,524
Real Estate Fund Investor Class	441,012	9,173,059
Small Company Fund Investor Class	843,385	6,822,981
Vista Fund Investor Class(2)	1,181,374	20,579,534
		178,194,389
INTERNATIONAL FIXED INCOME FUNDS —8.1%
International Bond Fund Investor Class	2,514,891	37,673,067
MONEY MARKET FUNDS —8.1%
Prime Money Market Fund Investor Class	37,616,913	37,616,913
INTERNATIONAL EQUITY FUNDS —5.9%
International Growth Fund Investor Class	2,388,907	27,663,539
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $420,403,951)		466,326,423
OTHER ASSETS AND LIABILITIES(3)		—
TOTAL NET ASSETS — 100.0%		$466,326,423

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

15

	Shares	Value
One Choice Portfolio: Moderate
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS —49.2%
Equity Growth Fund Investor Class	5,778,978	$126,212,885
Growth Fund Investor Class	2,509,085	67,193,297
Large Company Value Fund Investor Class	12,840,900	71,266,997
Mid Cap Value Fund Investor Class	3,164,295	39,585,324
Real Estate Fund Investor Class	793,128	16,497,062
Small Company Fund Investor Class	1,929,489	15,609,567
Vista Fund Investor Class(2)	3,392,225	59,092,553
		395,457,685
DOMESTIC FIXED INCOME FUNDS —28.6%
Diversified Bond Fund Investor Class	14,106,618	155,031,736
High-Yield Fund Investor Class	3,961,078	24,400,243
Inflation-Adjusted Bond Fund Investor Class	3,949,353	50,196,278
		229,628,257
INTERNATIONAL EQUITY FUNDS —14.0%
Emerging Markets Fund Investor Class(2)	3,512,383	31,997,808
International Growth Fund Investor Class	6,960,663	80,604,481
		112,602,289
MONEY MARKET FUNDS —5.1%
Prime Money Market Fund Investor Class	40,704,725	40,704,725
INTERNATIONAL FIXED INCOME FUNDS —3.1%
International Bond Fund Investor Class	1,674,984	25,091,252
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $710,025,229)		803,484,208
OTHER ASSETS AND LIABILITIES(3)		820
TOTAL NET ASSETS — 100.0%		$803,485,028

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

	Shares	Value
One Choice Portfolio: Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS —59.6%
Equity Growth Fund Investor Class	3,441,314	$75,158,289
Growth Fund Investor Class	2,913,516	78,023,962
Large Company Value Fund Investor Class	7,508,693	41,673,244
Mid Cap Value Fund Investor Class	1,773,033	22,180,647
Real Estate Fund Investor Class	510,097	10,610,018
Small Company Fund Investor Class	1,439,867	11,648,525
Vista Fund Investor Class(2)	4,169,480	72,632,347
		311,927,032
DOMESTIC FIXED INCOME FUNDS —20.3%
Diversified Bond Fund Investor Class	5,303,321	58,283,493
High-Yield Fund Investor Class	4,300,034	26,488,212
Inflation-Adjusted Bond Fund Investor Class	1,691,490	21,498,834
		106,270,539
INTERNATIONAL EQUITY FUNDS —19.1%
Emerging Markets Fund Investor Class(2)	3,746,515	34,130,750
International Growth Fund Investor Class	5,660,440	65,547,897
		99,678,647
MONEY MARKET FUNDS —1.0%
Prime Money Market Fund Investor Class	5,354,799	5,354,799
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $455,985,599)		523,231,017
OTHER ASSETS AND LIABILITIES(3)		—
TOTAL NET ASSETS — 100.0%		$523,231,017

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

16

	Shares	Value
One Choice Portfolio: Very Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS —72.8%
Equity Growth Fund Investor Class	1,642,050	$35,862,362
Growth Fund Investor Class	1,382,976	37,036,109
Large Company Value Fund Investor Class	3,645,888	20,234,680
Mid Cap Value Fund Investor Class	893,015	11,171,617
Real Estate Fund Investor Class	196,230	4,081,582
Small Company Fund Investor Class	625,252	5,058,287
Vista Fund Investor Class(2)	1,975,785	34,418,173
		147,862,810
INTERNATIONAL EQUITY FUNDS —23.1%
Emerging Markets Fund Investor Class(2)	1,682,295	15,325,706
International Growth Fund Investor Class	2,729,654	31,609,399
		46,935,105
DOMESTIC FIXED INCOME FUNDS —3.1%
Diversified Bond Fund Investor Class	566,948	6,230,758
MONEY MARKET FUNDS —1.0%
Prime Money Market Fund Investor Class	2,085,521	2,085,521
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $174,306,257)		203,114,194
OTHER ASSETS AND LIABILITIES(3)		—
TOTAL NET ASSETS — 100.0%		$203,114,194

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

JULY 31, 2011
	Very Conservative	Conservative	Moderate
Assets
Investment securities in affiliates, at value (cost of $187,409,438, $420,403,951 and $710,025,229, respectively)	$206,539,674	$466,326,423	$803,484,208
Receivable for investments sold	—	39,412	763,026
Receivable for capital shares sold	773,783	1,103,432	667,959
Distributions receivable from affiliates	161,724	336,842	518,868
	207,475,181	467,806,109	805,434,061

Liabilities
Payable for investments purchased	540,777	348,899	535,832
Payable for capital shares redeemed	394,730	1,130,787	1,413,201
	935,507	1,479,686	1,949,033

Net Assets	$206,539,674	$466,326,423	$803,485,028

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	18,749,754	40,863,894	66,915,274

Net Asset Value Per Share	$11.02	$11.41	$12.01

Net Assets Consist of:
Capital (par value and paid-in surplus)	$194,115,909	$447,086,210	$780,909,549
Undistributed net investment income	212,332	444,897	688,255
Accumulated net realized loss	(6,918,803)	(27,127,156)	(71,571,755)
Net unrealized appreciation	19,130,236	45,922,472	93,458,979
	$206,539,674	$466,326,423	$803,485,028

See Notes to Financial Statements.

18

JULY 31, 2011
	Aggressive	Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $455,985,599 and $174,306,257, respectively)	$523,231,017	$203,114,194
Receivable for investments sold	1,229,965	109,325
Receivable for capital shares sold	358,903	69,285
Distributions receivable from affiliates	293,074	15,165
	525,112,959	203,307,969

Liabilities
Payable for investments purchased	302,177	15,693
Payable for capital shares redeemed	1,579,765	178,082
	1,881,942	193,775

Net Assets	$523,231,017	$203,114,194

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	41,606,737	16,097,722

Net Asset Value Per Share	$12.58	$12.62

Net Assets Consist of:
Capital (par value and paid-in surplus)	$497,826,835	$199,751,774
Undistributed net investment income	3,727,538	718,198
Accumulated net realized loss	(45,568,774)	(26,163,715)
Net unrealized appreciation	67,245,418	28,807,937
	$523,231,017	$203,114,194

See Notes to Financial Statements.

19

Statement of Operations

YEAR ENDED JULY 31, 2011
	Very Conservative	Conservative	Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$3,821,562	$8,332,775	$13,202,330

Expenses:
Directors’ fees and expenses	6,724	14,561	27,868
Proxy expenses	716	155	452
	7,440	14,716	28,320

Net investment income (loss)	3,814,122	8,318,059	13,174,010

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	1,837,796	(1,349,755)	(5,882,779)
Capital gain distributions received from underlying funds	294,759	547,823	610,515
	2,132,555	(801,932)	(5,272,264)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	7,717,853	33,445,395	91,450,334

Net realized and unrealized gain (loss) on affiliates	9,850,408	32,643,463	86,178,070

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,664,530	$40,961,522	$99,352,080

See Notes to Financial Statements.

20

YEAR ENDED JULY 31, 2011
	Aggressive	Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$7,231,146	$1,647,375

Expenses:
Directors’ fees and expenses	18,543	7,169
Proxy expenses	365	210
	18,908	7,379

Net investment income (loss)	7,212,238	1,639,996

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(4,052,166)	(3,139,062)
Capital gain distributions received from underlying funds	201,861	13,996
	(3,850,305)	(3,125,066)

Change in net unrealized appreciation (depreciation) on investments in underlying funds	75,608,596	35,450,590

Net realized and unrealized gain (loss) on affiliates	71,758,291	32,325,524

Net Increase (Decrease) in Net Assets Resulting from Operations	$78,970,529	$33,965,520

See Notes to Financial Statements.

21

Statement of Assets and Liabilities

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010
	Very Conservative		Conservative
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$3,814,122	$3,172,193	$8,318,059	$6,783,469
Net realized gain (loss)	2,132,555	(1,495,706)	(801,932)	(3,919,556)
Change in net unrealized appreciation (depreciation)	7,717,853	8,316,698	33,445,395	23,808,868
Net increase (decrease) in net assets resulting from operations	13,664,530	9,993,185	40,961,522	26,672,781

Distributions to Shareholders
From net investment income	(3,783,399)	(3,129,127)	(8,225,768)	(6,708,261)

Capital Share Transactions
Proceeds from shares sold	94,829,453	88,978,919	172,785,885	104,862,236
Proceeds from reinvestment of distributions	3,705,056	3,057,009	8,052,124	6,538,786
Payments for shares redeemed	(60,398,749)	(55,076,160)	(73,795,552)	(57,221,194)
Net increase (decrease) in net assets from capital share transactions	38,135,760	36,959,768	107,042,457	54,179,828

Net increase (decrease) in net assets	48,016,891	43,823,826	139,778,211	74,144,348

Net Assets
Beginning of period	158,522,783	114,698,957	326,548,212	252,403,864
End of period	$206,539,674	$158,522,783	$466,326,423	$326,548,212

Undistributed net investment income	$212,332	$181,609	$444,897	$352,606

Transactions in Shares of the Funds
Sold	8,772,183	8,692,009	15,453,330	10,227,161
Issued in reinvestment of distributions	345,542	298,533	728,292	636,590
Redeemed	(5,600,260)	(5,371,858)	(6,649,688)	(5,586,664)
Net increase (decrease) in shares of the funds	3,517,465	3,618,684	9,531,934	5,277,087

See Notes to Financial Statements.

22

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010
	Moderate		Aggressive
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income (loss)	$13,174,010	$11,578,558	$7,212,238	$6,393,935
Net realized gain (loss)	(5,272,264)	(10,719,101)	(3,850,305)	(6,487,369)
Change in net unrealized appreciation (depreciation)	91,450,334	64,046,336	75,608,596	47,350,069
Net increase (decrease) in net assets resulting from operations	99,352,080	64,905,793	78,970,529	47,256,635

Distributions to Shareholders
From net investment income	(13,050,284)	(11,497,528)	(6,747,826)	(5,719,359)

Capital Share Transactions
Proceeds from shares sold	197,207,466	133,900,548	109,117,908	92,780,874
Proceeds from reinvestment of distributions	12,771,873	11,225,795	6,666,304	5,656,721
Payments for shares redeemed	(127,129,405)	(106,383,671)	(85,824,926)	(70,014,689)
Net increase (decrease) in net assets from capital share transactions	82,849,934	38,742,672	29,959,286	28,422,906

Net increase (decrease) in net assets	169,151,730	92,150,937	102,181,989	69,960,182

Net Assets
Beginning of period	634,333,298	542,182,361	421,049,028	351,088,846
End of period	$803,485,028	$634,333,298	$523,231,017	$421,049,028

Undistributed net investment income	$688,255	$564,529	$3,727,538	$3,263,126

Transactions in Shares of the Funds
Sold	16,875,171	12,832,318	8,966,120	8,797,931
Issued in reinvestment of distributions	1,100,826	1,069,575	552,762	531,147
Redeemed	(10,928,387)	(10,217,434)	(7,088,849)	(6,657,724)
Net increase (decrease) in shares of the funds	7,047,610	3,684,459	2,430,033	2,671,354

See Notes to Financial Statements.

23

YEARS ENDED JULY 31, 2011 AND JULY 31, 2010
	Very Aggressive
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income (loss)	$1,639,996	$1,512,472
Net realized gain (loss)	(3,125,066)	(4,511,680)
Change in net unrealized appreciation (depreciation)	35,450,590	22,323,100
Net increase (decrease) in net assets resulting from operations	33,965,520	19,323,892

Distributions to Shareholders
From net investment income	(1,593,820)	(1,466,730)

Capital Share Transactions
Proceeds from shares sold	47,465,390	31,332,625
Proceeds from reinvestment of distributions	1,567,813	1,429,864
Payments for shares redeemed	(42,076,077)	(32,929,993)
Net increase (decrease) in net assets from capital share transactions	6,957,126	(167,504)

Net increase (decrease) in net assets	39,328,826	17,689,658

Net Assets
Beginning of period	163,785,368	146,095,710
End of period	$203,114,194	$163,785,368

Undistributed net investment income	$718,198	$672,022

Transactions in Shares of the Funds
Sold	3,886,123	3,012,791
Issued in reinvestment of distributions	129,038	135,404
Redeemed	(3,485,006)	(3,181,993)
Net increase (decrease) in shares of the funds	530,155	(33,798)

See Notes to Financial Statements.

24

Notes to Financial Statements

JULY 31, 2011

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice Portfolio: Very Conservative (Very Conservative), One Choice Portfolio: Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning that substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds are diversified as defined under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds’ investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

25

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Administrative Fees — The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM serves as the investment advisor for the underlying funds.

The funds have a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMIS is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). Prior to August 31, 2011, JPM was an equity investor in ACC. The services provided to the funds by JPMIS terminated on July 31, 2011.

4. Investment Transactions

Investment transactions for the year ended July 31, 2011, were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Purchases	$68,389,018	$145,254,995	$163,097,395	$85,566,220	$40,189,561
Sales	$29,932,250	$37,580,977	$79,527,891	$54,898,790	$33,172,803

26

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the year ended July 31, 2011 follows:

	July 31, 2010					July 31, 2011
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Very Conservative
Diversified Bond Fund Investor Class	4,746,113	$20,083,806	$6,088,829	$(73,772)	$2,307,515	6,041,121	$66,391,914
Inflation-Adjusted Bond Fund Investor Class	1,313,381	4,659,735	682,803	(2,814)	529,441	1,644,028	20,895,597
Equity Growth Fund Investor Class	397,465	3,734,519	2,251,985	23,200	108,541	467,493	10,210,048
Growth Fund Investor Class	221,318	1,663,676	1,313,123	141,170	17,708	228,796	6,127,161
Large Company Value Fund Investor Class	2,461,080	5,010,358	3,238,600	97,974	211,519	2,761,401	15,325,775
Mid Cap Value Fund Investor Class	—	9,668,791	764,624	22,165	75,245	736,240	9,210,360
Real Estate Fund Investor Class	205,468	736,230	742,058	104,379	28,407	198,109	4,120,674
Small Company Fund Investor Class	247,235	520,355	420,013	63,393	1,734	252,408	2,041,983
Value Fund Investor Class	1,499,276	592,201	7,297,264	1,457,678	65,819	—	—
Vista Fund Investor Class(2)	180,992	1,923,388	948,973	60,379	—	235,678	4,105,501
Prime Money Market Fund Investor Class	35,502,884	14,015,052	2,145,698	—	4,047	47,372,238	47,372,238
International Bond Fund Investor Class	1,126,343	5,780,907	2,200,484	(55,956)	766,345	1,384,407	20,738,423
		$68,389,018	$28,094,454	$1,837,796	$4,116,321		$206,539,674

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

27

	July 31, 2010					July 31, 2011
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Conservative
Diversified Bond Fund Investor Class	9,115,626	$48,737,578	$7,480,627	$(120,514)	$4,664,104	12,934,678	$142,152,116
Inflation-Adjusted Bond Fund Investor Class	2,393,982	12,037,554	144,013	(4,511)	1,048,778	3,385,240	43,026,399
Equity Growth Fund Investor Class	1,538,577	8,290,975	1,119,963	(200,750)	417,823	1,880,738	41,075,320
Growth Fund Investor Class	797,286	3,880,001	1,065,260	125,536	65,367	894,126	23,944,684
Large Company Value Fund Investor Class	7,107,213	10,200,756	1,949,354	(529,406)	627,683	8,649,421	48,004,287
Mid Cap Value Fund Investor Class	—	27,707,831	—	—	225,984	2,285,733	28,594,524
Real Estate Fund Investor Class	413,404	818,733	303,807	(48,839)	58,292	441,012	9,173,059
Small Company Fund Investor Class	760,916	941,221	321,133	(83,301)	4,946	843,385	6,822,981
Value Fund Investor Class	4,209,813	177,233	23,305,864	(262,923)	177,233	—	—
Vista Fund Investor Class(2)	993,547	4,245,886	1,083,165	(150,868)	—	1,181,374	20,579,534
International Bond Fund Investor Class	1,852,002	9,727,326	424,756	(18,827)	1,273,246	2,514,891	37,673,067
Prime Money Market Fund Investor Class	24,171,296	13,445,617	—	—	3,003	37,616,913	37,616,913
International Growth Fund Investor Class	2,098,871	5,044,284	1,732,790	(55,352)	314,139	2,388,907	27,663,539
		$145,254,995	$38,930,732	$(1,349,755)	$8,880,598		$466,326,423

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

28

	July 31, 2010					July 31, 2011
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Moderate
Equity Growth Fund Investor Class	5,383,922	$10,072,843	$2,276,109	$(376,982)	$1,417,881	5,778,978	$126,212,885
Growth Fund Investor Class	2,484,326	3,432,359	2,325,417	268,322	205,698	2,509,085	67,193,297
Large Company Value Fund Investor Class	11,806,209	6,912,055	1,532,124	(449,054)	1,021,547	12,840,900	71,266,997
Mid Cap Value Fund Investor Class	—	38,044,388	—	—	339,227	3,164,295	39,585,324
Real Estate Fund Investor Class	801,373	525,229	760,152	(72,307)	113,473	793,128	16,497,062
Small Company Fund Investor Class	1,979,244	341,362	937,313	(252,895)	12,865	1,929,489	15,609,567
Value Fund Investor Class	6,314,585	265,735	38,148,207	(3,585,624)	265,735	—	—
Vista Fund Investor Class(2)	3,364,248	5,194,029	4,960,499	(632,039)	—	3,392,225	59,092,553
Diversified Bond Fund Investor Class	11,809,683	49,604,757	24,952,910	(246,138)	5,750,324	14,106,618	155,031,736
High-Yield Fund Investor Class	2,116,445	11,222,296	—	—	1,409,887	3,961,078	24,400,243
Inflation-Adjusted Bond Fund Investor Class	3,093,751	11,259,510	1,112,698	(25,617)	1,330,874	3,949,353	50,196,278
Emerging Markets Fund Investor Class(2)	3,514,509	3,349,234	3,395,326	(114,774)	—	3,512,383	31,997,808
International Growth Fund Investor Class	6,659,564	8,012,238	4,953,931	(392,519)	1,011,490	6,960,663	80,604,481
Prime Money Market Fund Investor Class	30,436,868	10,267,857	—	—	3,586	40,704,725	40,704,725
International Bond Fund Investor Class	1,345,295	4,593,503	55,984	(3,152)	930,258	1,674,984	25,091,252
		$163,097,395	$85,410,670	$(5,882,779)	$13,812,845		$803,484,208

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

29

	July 31, 2010					July 31, 2011
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Aggressive
Equity Growth Fund Investor Class	3,228,542	$5,562,768	$1,540,937	$(247,145)	$854,425	3,441,314	$75,158,289
Growth Fund Investor Class	2,880,752	3,629,958	2,548,795	194,329	244,481	2,913,516	78,023,962
Large Company Value Fund Investor Class	6,914,154	3,865,621	849,930	(225,774)	602,916	7,508,693	41,673,244
Mid Cap Value Fund Investor Class	—	21,271,387	—	—	191,419	1,773,033	22,180,647
Real Estate Fund Investor Class	523,311	211,755	549,051	(30,041)	75,415	510,097	10,610,018
Small Company Fund Investor Class	1,454,226	142,474	363,802	(104,963)	9,528	1,439,867	11,648,525
Value Fund Investor Class	3,505,285	226,656	21,663,732	(2,396,393)	147,572	—	—
Vista Fund Investor Class(2)	4,264,812	4,251,759	6,146,903	(706,467)	—	4,169,480	72,632,347
Diversified Bond Fund Investor Class	4,844,778	21,628,660	16,691,387	(33,618)	2,240,156	5,303,321	58,283,493
High-Yield Fund Investor Class	2,763,803	9,759,810	410,573	(9,018)	1,634,748	4,300,034	26,488,212
Inflation-Adjusted Bond Fund Investor Class	1,346,656	4,733,185	607,661	262	585,141	1,691,490	21,498,834
Emerging Markets Fund Investor Class(2)	3,724,268	3,504,297	3,337,443	(80,793)	—	3,746,515	34,130,750
International Growth Fund Investor Class	5,517,161	5,398,102	4,240,742	(412,545)	846,747	5,660,440	65,547,897
Prime Money Market Fund Investor Class	3,975,011	1,379,788	—	—	459	5,354,799	5,354,799
		$85,566,220	$58,950,956	$(4,052,166)	$7,433,007		$523,231,017

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

30

	July 31, 2010					July 31, 2011
Fund/ Underlying Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
One Choice Portfolio: Very Aggressive
Equity Growth Fund Investor Class	1,539,503	$4,541,292	$3,007,061	$(572,219)	$401,785	1,642,050	$35,862,362
Growth Fund Investor Class	1,359,294	3,419,036	2,564,140	172,278	115,804	1,382,976	37,036,109
Large Company Value Fund Investor Class	3,337,311	3,125,516	1,977,194	(531,621)	288,546	3,645,888	20,234,680
Mid Cap Value Fund Investor Class	—	11,114,050	395,020	13,737	95,773	893,015	11,171,617
Real Estate Fund Investor Class	202,106	365,766	493,542	(1,906)	28,922	196,230	4,081,582
Small Company Fund Investor Class	624,321	394,927	511,827	(120,079)	4,068	625,252	5,058,287
Value Fund Investor Class	1,751,620	509,158	11,292,115	(1,264,299)	73,678	—	—
Vista Fund Investor Class(2)	2,003,218	4,824,620	5,528,361	(441,265)	—	1,975,785	34,418,173
Emerging Markets Fund Investor Class(2)	1,653,803	3,053,879	2,768,982	(55,875)	—	1,682,295	15,325,706
International Growth Fund Investor Class	2,643,319	5,607,563	5,011,352	(372,734)	408,279	2,729,654	31,609,399
Diversified Bond Fund Investor Class	577,457	2,676,443	2,755,361	34,921	244,334	566,948	6,230,758
Prime Money Market Fund Investor Class	1,535,120	557,311	6,910	—	182	2,085,521	2,085,521
		$40,189,561	$36,311,865	$(3,139,062)	$1,661,371		$203,114,194

(1)	Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.

(2)	Non-income producing.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

7. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

31

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

8. Risk Factors

Some of the underlying funds invest in foreign securities. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2011 and July 31, 2010 were as follows:

	Very Conservative		Conservative
	2011	2010	2011	2010
Distributions Paid From
Ordinary income	$3,783,399	$3,129,127	$8,225,768	$6,708,261
Long-term capital gains	—	—	—	—

	Moderate		Aggressive
	2011	2010	2011	2010
Distributions Paid From
Ordinary income	$13,050,284	$11,497,528	$6,747,826	$5,719,359
Long-term capital gains	—	—	—	—

	Very Aggressive
	2011	2010
Distributions Paid From
Ordinary income	$1,593,820	$1,466,730
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

32

As of July 31, 2011, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Very Conservative	Conservative	Moderate
Federal tax cost of investments	$194,617,783	$440,101,847	$757,618,120
Gross tax appreciation of investments	$11,921,891	$26,224,576	$49,095,624
Gross tax depreciation of investments	—	—	(3,229,536)
Net tax appreciation (depreciation) of investments	$11,921,891	$26,224,576	$45,866,088
Undistributed ordinary income	$437,831	$444,897	$688,255
Accumulated long-term gains	$64,043	—	—
Accumulated capital losses	—	$(4,146,917)	$(17,505,551)
Capital loss deferrals	—	$(3,282,343)	$(6,473,313)

	Aggressive	Very Aggressive
Federal tax cost of investments	$487,221,004	$190,796,246
Gross tax appreciation of investments	$40,180,580	$14,361,120
Gross tax depreciation of investments	(4,170,567)	(2,043,172)
Net tax appreciation (depreciation) of investments	$36,010,013	$12,317,948
Undistributed ordinary income	$3,727,538	$718,198
Accumulated long-term gains	—	—
Accumulated capital losses	$(10,416,129)	$(7,417,112)
Capital loss deferrals	$(3,917,240)	$(2,256,614)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

	2017	2018	2019
Very Conservative	—	—	—
Conservative	$(685,394)	$(3,067,145)	$(394,378)
Moderate	$(3,239,053)	$(11,515,723)	$(2,750,775)
Aggressive	$(2,141,306)	$(5,491,772)	$(2,783,051)
Very Aggressive	$(2,321,712)	$(2,861,624)	$(2,233,776)

The capital loss deferrals represent net capital losses incurred in the nine-month period ended July 31, 2011. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

33

Financial Highlights

One Choice Portfolio: Very Conservative — Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011		2010	2009		2008		2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.41		$9.88	$10.36		$10.55		$10.23
Income From Investment Operations
Net Investment Income (Loss)(1)	0.23		0.23	0.30		0.43		0.40
Net Realized and Unrealized Gain (Loss)	0.61		0.53	(0.40)		(0.12)		0.33
Total From Investment Operations	0.84		0.76	(0.10)		0.31		0.73
Distributions
From Net Investment Income	(0.23)		(0.23)	(0.32)		(0.46)		(0.39)
From Net Realized Gains	—		—	(0.06)		(0.04)		(0.02)
Total Distributions	(0.23)		(0.23)	(0.38)		(0.50)		(0.41)
Net Asset Value, End of Period	$11.02		$10.41	$9.88		$10.36		$10.55

Total Return(2)	8.16%		7.73%	(0.87)%		2.91%		7.23%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.00	%(4)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.15%		2.25%	3.13%		4.06%		3.83%
Portfolio Turnover Rate	17%		15%	42%		17%		17%
Net Assets, End of Period (in thousands)	$206,540		$158,523	$114,699		$84,601		$40,983

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

See Notes to Financial Statements.

34

One Choice Portfolio: Conservative — Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011		2010		2009		2008		2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.42		$9.69		$10.89		$11.38		$10.66
Income From Investment Operations
Net Investment Income (Loss)(1)	0.24		0.23		0.29		0.44		0.35
Net Realized and Unrealized Gain (Loss)	0.99		0.73		(0.98)		(0.40)		0.75
Total From Investment Operations	1.23		0.96		(0.69)		0.04		1.10
Distributions
From Net Investment Income	(0.24)		(0.23)		(0.31)		(0.45)		(0.35)
From Net Realized Gains	—		—		(0.20)		(0.08)		(0.03)
Total Distributions	(0.24)		(0.23)		(0.51)		(0.53)		(0.38)
Net Asset Value, End of Period	$11.41		$10.42		$9.69		$10.89		$11.38

Total Return(2)	11.90%		9.99%		(6.05)%		0.18%		10.41%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.16%		2.29%		3.13%		3.85%		3.14%
Portfolio Turnover Rate	10%		7%		40%		18%		7%
Net Assets, End of Period (in thousands)	$466,326		$326,548		$252,404		$283,076		$227,830

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

See Notes to Financial Statements.

35

One Choice Portfolio: Moderate — Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011		2010	2009		2008		2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.60		$9.65	$11.73		$12.58		$11.34
Income From Investment Operations
Net Investment Income (Loss)(1)	0.21		0.20	0.24		0.43		0.35
Net Realized and Unrealized Gain (Loss)	1.41		0.94	(1.70)		(0.70)		1.29
Total From Investment Operations	1.62		1.14	(1.46)		(0.27)		1.64
Distributions
From Net Investment Income	(0.21)		(0.19)	(0.26)		(0.44)		(0.35)
From Net Realized Gains	—		—	(0.36)		(0.14)		(0.05)
Total Distributions	(0.21)		(0.19)	(0.62)		(0.58)		(0.40)
Net Asset Value, End of Period	$12.01		$10.60	$9.65		$11.73		$12.58

Total Return(2)	15.35%		11.90%	(11.94)%		(2.37)%		14.56%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.00	%(4)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.80%		1.89%	2.63%		3.44%		2.85%
Portfolio Turnover Rate	11%		9%	32%		18%		7%
Net Assets, End of Period (in thousands)	$803,485		$634,333	$542,182		$651,833		$586,377

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

See Notes to Financial Statements.

36

One Choice Portfolio: Aggressive — Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011		2010	2009		2008		2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.75		$9.62	$12.62		$13.69		$11.83
Income From Investment Operations
Net Investment Income (Loss)(1)	0.18		0.17	0.20		0.41		0.32
Net Realized and Unrealized Gain (Loss)	1.82		1.11	(2.49)		(0.90)		1.87
Total From Investment Operations	2.00		1.28	(2.29)		(0.49)		2.19
Distributions
From Net Investment Income	(0.17)		(0.15)	(0.24)		(0.40)		(0.28)
From Net Realized Gains	—		—	(0.47)		(0.18)		(0.05)
Total Distributions	(0.17)		(0.15)	(0.71)		(0.58)		(0.33)
Net Asset Value, End of Period	$12.58		$10.75	$9.62		$12.62		$13.69

Total Return(2)	18.67%		13.33%	(17.28)%		(3.97)%		18.78%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.00	%(4)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.48%		1.58%	2.12%		3.07%		2.46%
Portfolio Turnover Rate	11%		8%	27%		17%		7%
Net Assets, End of Period (in thousands)	$523,231		$421,049	$351,089		$426,087		$397,022

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

See Notes to Financial Statements.

37

One Choice Portfolio: Very Aggressive — Investor Class
For a Share Outstanding Throughout the Years Ended July 31
	2011		2010	2009		2008		2007
Per-Share Data
Net Asset Value, Beginning of Period	$10.52		$9.36	$13.11		$14.58		$12.23
Income From Investment Operations
Net Investment Income (Loss)(1)	0.11		0.10	0.13		0.36		0.25
Net Realized and Unrealized Gain (Loss)	2.09		1.15	(3.17)		(1.27)		2.40
Total From Investment Operations	2.20		1.25	(3.04)		(0.91)		2.65
Distributions
From Net Investment Income	(0.10)		(0.09)	(0.14)		(0.37)		(0.24)
From Net Realized Gains	—		—	(0.57)		(0.19)		(0.06)
Total Distributions	(0.10)		(0.09)	(0.71)		(0.56)		(0.30)
Net Asset Value, End of Period	$12.62		$10.52	$9.36		$13.11		$14.58

Total Return(2)	20.97%		13.39%	(22.35)%		(6.63)%		21.87%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(3)	0.00	%(4)	0.01%	0.00	%(4)	0.00	%(4)	0.00	%(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.87%		0.93%	1.48%		2.53%		1.85%
Portfolio Turnover Rate	18%		9%	23%		15%		8%
Net Assets, End of Period (in thousands)	$203,114		$163,785	$146,096		$181,459		$168,844

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

See Notes to Financial Statements.

38

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Corporation”) as of July 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive of American Century Asset Allocation Portfolios, Inc. as of July 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 20, 2011

39

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age for an individual director may be extended with the approval of the remaining independent directors.

Mr. Thomas is the only director who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	64	None
Andrea C. Hall (1945)	Director	Since 1997	Retired as advisor to the President, Midwest Research Institute (not-for-profit research organization) (June 2006)	64	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)(2006 to present); President, BUCON, Inc. (full-service design-build construction company) (2004 to 2006)	64	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)	64	Saia, Inc. and Entertainment Properties Trust

40

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	64	None
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	64	DST Systems Inc., Euronet Worldwide Inc., and Charming Shoppes, Inc.
John R. Whitten (1946)	Director	Since 2008	Project Consultant, Celanese Corp. (industrial chemical company)	64	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Advisory Director	Since 2011	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services)(2004 to 2010)	64	Applied Industrial Technology (2001 to 21010)

Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	104	None

41

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief
Administrative Officer, ACC (February 2006 to February 2007); Executive
Vice President, ACC (November 2005 to February 2007). Also serves as:
Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM;
Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007
to present); President, ACS (October 2007 to present); Managing Director,
Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley
(2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain
ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August
2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006);
and Treasurer and Chief Financial Officer, various American Century funds
(July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November
2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and
Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

The Statement of Additional Information has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

42

Approval of Management Agreements

At a meeting held on June 9, 2011, the Funds’ Board of Directors unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a Fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Funds;

•	the wide range of other programs and services the Advisor provides to the Funds and their shareholders on a routine and non-routine basis;

•
the investment performance of the funds, including data comparing the Funds’ performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Funds to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Funds and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including the following:

43

Nature, Extent and Quality of Services - Generally. Under the management agreements, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Funds. The Board noted that under the management agreements, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Funds

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Funds, together with comparative information for

44

appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the underperforming Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Funds to meet or exceed industry standards. More detailed information about the Funds’ performance can be found in the Performance and Portfolio Commentary sections of this report.

Shareholder and Other Services. Under the management agreements, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Funds under the management agreements to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing the Funds, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services to the fund, and the reasonableness of the management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Funds. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

45

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Funds’ independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing each Fund’s expenses to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the expenses of each Fund are reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Funds to determine breakpoints in the management fee schedule.

46

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between each Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

47

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

48

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2011.

For corporate taxpayers, the fund hereby designates the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2011 as qualified for the corporate dividends received deduction.

Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
$465,550	$1,479,103	$3,125,754	$1,967,805	$921,798

49

Notes

50

Notes

51

Notes

52

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Asset Allocation Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-ANN-72767   1109

ITEM 2.  CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	M. Jeannine Strandjord, James A. Olson and Andrea C. Hall are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2010:                    $101,356
FY 2011:                    $120,583

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:
FY 2010: $0 FY 2011: $0
Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):
FY 2010: $0 FY 2011: $0
(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2010:                    $0
FY 2011:                    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2010:                    $0
FY 2011:                    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:
FY 2010: $0 FY 2011: $0
Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):
FY 2010: $0 FY 2011: $0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee.  Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.  Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2010:                    $60,027
FY 2011:                    $64,047

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.  The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 29, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 29, 2011